UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Fidelity®

California
Municipal Income
Fund

Annual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Fidelity California Municipal Income Fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® California Municipal Income Fund	2.08%	3.14%	4.21%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® California Municipal Income Fund, a class of the fund, on February 28, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted disappointing results for the 12 months ending February 28, 2011, with the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate, tax-exempt, investment-grade bonds - returning 1.72%. Meanwhile, the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 4.93%. Early on, munis were on track for a solid year, bolstered by low interest rates and favorable supply/demand dynamics. Supply was muted due to the popularity of "Build America Bonds" (BABs) - taxable securities that allowed municipal issuers to borrow more cheaply in the taxable market. The possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. But from September through November, munis were under pressure amid the prospect of rising interest rates, heavy new supply and the extension of Bush-era tax policies beyond 2010. In December and January, munis' woes were compounded by headlines suggesting an unprecedented wave of defaults among issuers. However, in February, the muni market recouped some of its earlier losses, as investors returned to the market looking for the opportunity to lock in higher tax-free yields.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® California Municipal Income Fund: For the year, the fund's Retail Class shares returned 2.08%, while the Barclays Capital California Enhanced Municipal Bond Index advanced 2.21%. Underweighting tobacco bonds - tax-free debt issued by states and backed by ongoing payments from major tobacco companies - worked in the fund's favor because they lagged the California tax-exempt market for the full 12 months. Overweighting longer-maturity, premium callable securities, which sell above face value and can be redeemed by their issuers before maturity, was beneficial because they outperformed due to strong demand from institutional investors. Detracting from performance was an overweighting in health care bonds, which underperformed due to investors' increased aversion to risk as the period progressed. An out-of-index position in Puerto Rico bonds, which are free from federal and California income taxes, proved detrimental because they lagged amid concern about lower-quality, investment-grade munis in general and the fiscal challenges facing the U.S. territory. The fund's yield-curve positioning also detracted because intermediate-maturity bonds, in which the fund was underweighted, outpaced longer-maturity securities, in which the fund was overweighted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.75%
Actual		$ 1,000.00	$ 958.10	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class T	.76%
Actual		$ 1,000.00	$ 958.20	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.39%
Actual		$ 1,000.00	$ 955.00	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class C	1.52%
Actual		$ 1,000.00	$ 954.40	$ 7.37
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
California Municipal Income	.47%
Actual		$ 1,000.00	$ 960.20	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class	.50%
Actual		$ 1,000.00	$ 959.30	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	48.2	44.6
Health Care	11.6	10.9
Transportation	11.6	11.0
Education	6.9	6.5
Water & Sewer	5.2	6.0
Weighted Average Maturity as of February 28, 2011
		6 months ago
Years	10.0	7.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	8.1	7.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
AAA 2.8%	AAA 4.2%
AA,A 81.4%	AA,A 79.7%
BBB 12.7%	BBB 10.4%
BB and Below 0.4%	BB and Below 0.2%
Not Rated 2.0%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount (000s)	Value (000s)
California - 98.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 387
5% 8/1/18	330	335
5% 8/1/19	555	559
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,004
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	666
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	843
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,550
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,858
5% 12/1/20 (AMBAC Insured)	2,810	2,973
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,604
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,889
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,600
5.5% 4/1/26 (FSA Insured)	1,000	1,000
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,124
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	841
0% 9/1/22 (FSA Insured)	5,150	2,672
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	8,955
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,088
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,304
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,288
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	$ 5,000	$ 5,038
5% 8/1/17 (FGIC Insured)	5,030	5,104
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,594
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,911
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,208
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,362
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,461
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,381
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,625
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,147
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,701
0% 8/1/17 (AMBAC Insured)	1,000	750
0% 8/1/18 (AMBAC Insured)	2,000	1,406
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI:
5% 12/1/18 (b)	3,000	3,377
5% 12/1/25 (b)	2,700	2,814
Series J1, 7% 12/1/12	730	810
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,001
5.25% 7/1/14	2,095	2,326
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,009
6% 3/1/38	1,000	982
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,601
5% 2/1/17	1,000	985
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,838
Series 2010 A, 5% 10/1/25	5,860	5,909
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	$ 7,910	$ 8,671
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	5,523
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	875
4% 9/1/21	1,000	1,009
4% 9/1/22	740	726
4% 9/1/23	1,080	1,039
4% 9/1/24	1,125	1,056
5% 9/1/19	400	444
5% 9/1/39	5,000	4,519
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	1,350	1,409
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	215
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	2,872
4.5% 10/1/36	3,075	2,572
5% 3/1/15	2,130	2,330
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,728
5% 9/1/17	750	818
5% 3/1/19	3,000	3,275
5% 8/1/22	1,500	1,560
5% 10/1/22	1,355	1,429
5% 11/1/22	1,600	1,671
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,924
5% 12/1/22	3,500	3,656
5% 2/1/23	1,095	1,112
5% 2/1/26	1,500	1,502
5% 3/1/26	2,800	2,815
5% 6/1/26	2,600	2,612
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,717
5% 6/1/31	2,000	1,940
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,940
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 8/1/33	$ 2,300	$ 2,155
5.125% 11/1/24	2,800	2,836
5.125% 2/1/26	2,800	2,818
5.25% 2/1/14	4,045	4,356
5.25% 10/1/14	140	140
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,204
5.25% 2/1/20	6,805	7,181
5.25% 2/1/22	2,020	2,114
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,518
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,798
5.25% 2/1/29	5,000	5,014
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,008
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	7,953
5.25% 12/1/33	105	102
5.25% 3/1/38	5,400	5,138
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	36
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	800	800
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	101
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,985
5.5% 4/1/30	25	25
5.5% 11/1/33	29,440	29,480
5.5% 11/1/34	2,535	2,538
5.5% 11/1/39	1,810	1,784
6% 4/1/18	1,570	1,830
6% 3/1/33	8,550	8,980
6.5% 4/1/33	11,650	12,606
6.75% 8/1/12	1,100	1,184
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,000	3,023
Series 2008 L, 5.125% 7/1/22	3,000	3,023
Series 2009 E, 5.625% 7/1/25	5,000	5,068
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	$ 1,485	$ 1,610
Series 2009, 5% 8/15/39	5,000	4,303
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,448
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,308
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	1,911
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	2,609
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	4,730
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,906
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,318
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	90	116
6.5% 10/1/38	4,910	5,248
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	3,742	2,574
Series 1983 B, 0% 8/1/15	50	32
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,021
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,040
5% 12/1/32	1,000	914
5% 12/1/42	3,000	2,568
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	1,922
5.25% 2/1/32 (AMBAC Insured)	6,295	5,697
Series 2005, 5% 10/1/33	7,235	7,242
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,133
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	300
5% 7/1/20	500	493
5.75% 7/1/40	5,000	4,541
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 4,335	$ 4,425
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,688
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,401
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,104
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,308
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,743
5% 6/1/14	2,000	2,134
5.25% 6/1/24	5,400	5,469
5.25% 6/1/25	5,000	4,985
5.25% 6/1/30	4,000	3,854
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,412
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,913
Series 2006 G:
5% 11/1/20	1,825	1,930
5% 11/1/21	2,020	2,112
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,889
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,173
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,598
5.5% 6/1/15	1,000	1,070
5.5% 6/1/17	9,980	10,499
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,626
5% 11/1/16 (FGIC Insured)	2,000	2,142
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,107
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,050
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	$ 6,100	$ 6,446
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,565
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,879
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,766
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,902
5.125% 6/1/29	5,000	4,736
5.5% 6/1/19	2,000	2,080
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,051
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,344
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,420
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,001
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,891
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,555
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,287
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,698
Series 2006 E:
5% 10/1/23	2,410	2,544
5.25% 10/1/21	2,900	3,180
Series 2009 G1, 5.75% 10/1/30	1,800	1,787
Series 2009 I:
5.5% 11/1/23	1,535	1,553
6.125% 11/1/29	1,200	1,240
6.25% 11/1/21	2,000	2,220
6.375% 11/1/34	3,000	3,069
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,359
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
(Systemwide Proj.) Series 2002 A:
5.5% 11/1/16 (AMBAC Insured)	$ 1,500	$ 1,591
Series 2009 A:
5.75% 11/1/25	3,675	3,903
5.75% 11/1/28	6,525	6,791
6% 11/1/40	7,240	7,380
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,480
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,605
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,817
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	2,817
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	920
Series 2005 G, 5.25% 7/1/13	1,475	1,521
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	133
5% 8/15/19	50	52
5.75% 8/15/38	3,000	2,808
6.25% 8/15/33	2,500	2,534
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	2,904
Series 2007 A:
4.75% 4/1/33	2,000	1,651
5% 4/1/31	4,900	4,288
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	7,715
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	8,417
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	14,500	15,352
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,277
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	6,556
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,447
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	$ 1,395	$ 1,444
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,897
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	885
0% 5/1/16	1,365	1,149
0% 5/1/17	1,155	928
0% 5/1/18	1,335	992
0% 5/1/19	1,000	692
0% 5/1/34 (a)	5,300	2,918
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,476
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,538
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,038
5% 11/1/25 (AMBAC Insured)	3,820	3,933
5% 11/1/33 (AMBAC Insured)	5,000	4,822
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,173
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	2,999
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,245
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,663
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,888
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,547
5% 8/1/25 (FSA Insured)	1,435	1,464
5% 8/1/26 (FSA Insured)	2,000	2,027
5% 8/1/27 (FSA Insured)	1,785	1,791
5% 8/1/31 (FSA Insured)	5,000	4,893
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,600	$ 5,481
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,388
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,240
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,785
Cupertino California Union School District:
5% 8/1/18 (b)	1,735	1,969
5% 8/1/19 (b)	1,120	1,269
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	600
5% 9/1/12 (AMBAC Insured)	625	641
5% 9/1/13 (AMBAC Insured)	655	681
5% 9/1/14 (AMBAC Insured)	690	719
5% 9/1/15 (AMBAC Insured)	725	752
5% 9/1/18 (AMBAC Insured)	835	849
5% 9/1/20 (AMBAC Insured)	925	917
5% 9/1/22 (AMBAC Insured)	1,020	960
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,120
6% 3/1/20 (FSA Insured)	1,000	1,117
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,787
5% 4/1/12	4,210	4,221
5% 4/1/13	1,830	1,835
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,148
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,448
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,159
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	675
0% 10/1/25 (AMBAC Insured)	1,665	621
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	582
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Escondido Union High School District: - continued
Series 2008 A:
0% 8/1/34 (Assured Guaranty Corp. Insured)	$ 3,500	$ 731
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	3,054
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,105
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,091
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	786
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,096
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,627
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,007
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,310
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	18,032
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,899
5.75% 1/15/40	8,155	6,683
5.875% 1/15/27	4,000	3,562
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,007
5.875% 1/15/29	4,000	3,504
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,657
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,038
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,448
5% 6/1/45	12,125	9,638
5% 6/1/45	2,775	2,206
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2007 A1:
5% 6/1/11	$ 635	$ 640
5% 6/1/12	1,400	1,433
5% 6/1/13	1,000	1,029
5% 6/1/14	2,000	2,058
5% 6/1/15	1,000	1,028
5% 6/1/33	3,000	1,930
5.125% 6/1/47	2,600	1,565
5.75% 6/1/47	5,000	3,350
5% 6/1/45 (FSA Insured)	235	200
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,881
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (c)	2,500	2,539
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	480	489
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	463
5% 8/1/22	450	501
5% 8/1/23	485	531
5% 8/1/24	1,000	1,075
5% 8/1/26	1,370	1,444
5% 8/1/28	760	790
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,792
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,702
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,784
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,565
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	2,952
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	6,738
Series A, 5.75% 8/1/33	2,800	2,939
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	10,630
Series 2009 A, 5.5% 8/1/29	1,000	1,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District: - continued
Series 2010 C, 5.25% 8/1/39	$ 1,300	$ 1,283
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,709
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,268
(Disney Parking Proj.):
0% 3/1/12	2,180	2,145
0% 3/1/13	6,490	6,241
0% 9/1/14 (AMBAC Insured)	3,860	3,505
0% 3/1/18	3,000	2,243
0% 3/1/19	3,200	2,240
0% 3/1/20	1,000	646
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,126
5.375% 9/1/17 (FSA Insured)	1,095	1,173
5.375% 9/1/18 (FSA Insured)	1,155	1,234
5.375% 9/1/19 (FSA Insured)	1,210	1,287
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,704
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,114
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,080
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,218
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,480
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,130
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,902
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,500	4,362
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	$ 9,820	$ 11,583
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,652
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,220
Series 2007 A1, 4.5% 1/1/28	6,900	6,204
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,501
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,760	2,121
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,039
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	486
5% 7/1/39	4,095	3,780
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,057
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	552
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,165
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,189
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,189
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,544
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,666
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,603
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	556
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	574
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,803
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,426
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,181
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	4,755
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,220
12% 8/1/17 (FSA Insured)	1,000	1,530
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	2,000	1,988
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,982
Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	3,000	3,047
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,523
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,063
5% 9/1/17 (AMBAC Insured)	2,735	2,861
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,625
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,144
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,454
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,163
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,144
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,160
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,136
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,089
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	$ 2,810	$ 3,056
6.5% 8/1/24	1,220	1,316
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,295
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,981
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (d)	2,065	2,118
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,021
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,419
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,605
4% 9/1/13	1,855	1,914
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,236
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	581
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	520	530
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,245	5,250
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,000	4,011
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,030	3,077
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)(e)	375	404
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,963
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	6,025
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2002 N:
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 2,740	$ 2,782
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,575
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,057
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,275
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,045
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,020
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,485	2,516
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,622
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,430
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	2,901
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,805	11,007
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,003
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,945
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,025
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,628
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	629
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,158
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	537
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,745	$ 675
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	636
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,127
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,103
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,526
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,302
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	6,325
6.5% 8/1/28	2,445	2,745
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	2,877
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	10,775
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,222
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,040
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,665
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,218
5% 11/15/17 (AMBAC Insured)	2,000	2,199
5% 11/15/18 (AMBAC Insured)	2,000	2,175
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,118
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,741
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,081
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,513
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,297
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,470
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,533
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	$ 6,000	$ 6,000
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,515
Second Series 32F, 5.25% 5/1/19	2,500	2,756
Second Series 32H, 5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,041
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	983
6.625% 8/1/39	1,000	1,002
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,072
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,868
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,764
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	1,985
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,093
5.5% 1/15/28	1,060	851
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,698
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,932
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,902
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	881
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,003
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,240
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,349
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,282
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,941
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	$ 2,800	$ 2,975
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,803
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,243
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,434
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	993
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	630
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	587
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,999
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,717
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	7,596
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	1,985
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,457
0% 9/1/22 (AMBAC Insured)	2,900	1,539
0% 9/1/25 (AMBAC Insured)	6,800	2,862
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	4,950
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	372
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,068
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	11,985
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,495	$ 855
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,668
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,098
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,846
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	4,141
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,264
6% 6/1/22	1,100	1,116
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,333
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,303
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,689
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	731
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,735
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,342
4% 5/15/20	615	627
5% 5/15/19	2,830	3,109
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	974
Series 2007 D, 5% 5/15/25	4,250	4,391
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	787
5.5% 5/15/24 (AMBAC Insured)	370	368
Series 2009 O, 5.75% 5/15/34	9,900	10,360
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	2,760
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,655
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,137
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	$ 7,700	$ 7,974
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,096
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,216
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	137
5.375% 8/1/16 (FSA Insured)	100	105
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	840
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	733
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	326
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,072
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,013
6.25% 7/1/39	6,000	5,968
Series 2010 A, 5.5% 7/1/38	3,100	2,786
Series A:
5% 7/1/23	1,460	1,388
5% 7/1/25	1,665	1,526
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,532
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,769
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,278
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,154
		1,509,872
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	275	278
5.375% 10/1/14	1,000	1,067
5.875% 10/1/18	1,565	1,717
		3,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 2.072% 7/1/21 (FGIC Insured) (c)	$ 4,600	$ 3,608
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,335
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,214
		12,157
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,410
Series 2009 B, 5% 10/1/25	1,500	1,477
Series A, 5.25% 10/1/15	1,255	1,330
		4,217
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,555,973)	1,529,308
NET OTHER ASSETS (LIABILITIES) - 0.7%	10,371
NET ASSETS - 100%	$ 1,539,679
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	48.2%
Health Care	11.6%
Transportation	11.6%
Education	6.9%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	16.5%
100.0%
*Includes net other assets
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $23,286,000 of which $21,327,000 and $1,959,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,555,973)		$ 1,529,308
Cash		4,080
Receivable for fund shares sold		2,202
Interest receivable		17,809
Prepaid expenses		3
Total assets		1,553,402

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 9,621
Payable for fund shares redeemed	1,618
Distributions payable	1,713
Accrued management fee	461
Distribution and service plan fees payable	25
Other affiliated payables	242
Other payables and accrued expenses	43
Total liabilities		13,723

Net Assets		$ 1,539,679
Net Assets consist of:
Paid in capital		$ 1,592,103
Undistributed net investment income		1,437
Accumulated undistributed net realized gain (loss) on investments		(27,196)
Net unrealized appreciation (depreciation) on investments		(26,665)
Net Assets		$ 1,539,679

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,702 ÷ 3,410.2 shares)	$ 11.64

Maximum offering price per share (100/96.00 of $11.64)	$ 12.12
Class T: Net Asset Value and redemption price per share ($3,975 ÷ 340.7 shares)	$ 11.67

Maximum offering price per share (100/96.00 of $11.67)	$ 12.16
Class B: Net Asset Value and offering price per share ($1,912 ÷ 164.4 shares)A	$ 11.63

Class C: Net Asset Value and offering price per share ($17,321 ÷ 1,490.0 shares)A	$ 11.62

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,455,831 ÷ 125,205.9 shares)	$ 11.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,938 ÷ 1,797.4 shares)	$ 11.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2011

Investment Income
Interest		$ 79,539

Expenses
Management fee	$ 6,231
Transfer agent fees	1,220
Distribution and service plan fees	337
Accounting fees and expenses	317
Custodian fees and expenses	24
Independent trustees' compensation	7
Registration fees	78
Audit	53
Legal	10
Miscellaneous	18
Total expenses before reductions	8,295
Expense reductions	(42)	8,253
Net investment income (loss)		71,286
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,281)
Change in net unrealized appreciation (depreciation) on investment securities		(36,685)
Net gain (loss)		(37,966)
Net increase (decrease) in net assets resulting from operations		$ 33,320

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,286	$ 68,706
Net realized gain (loss)	(1,281)	1,693
Change in net unrealized appreciation (depreciation)	(36,685)	64,016
Net increase (decrease) in net assets resulting from operations	33,320	134,415
Distributions to shareholders from net investment income	(70,898)	(68,323)
Distributions to shareholders from net realized gain	(100)	(28)
Total distributions	(70,998)	(68,351)
Share transactions - net increase (decrease)	(116,381)	125,187
Redemption fees	39	18
Total increase (decrease) in net assets	(154,020)	191,269

Net Assets
Beginning of period	1,693,699	1,502,430
End of period (including undistributed net investment income of $1,437 and undistributed net investment income of $1,405, respectively)	$ 1,539,679	$ 1,693,699

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2011	2010	2009	2008 E	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 11.40	$ 11.63	$ 12.41	$ 12.46
Income from Investment Operations
Net investment income (loss) C	.470	.472	.459	.457	.478
Net realized and unrealized gain (loss)	(.252)	.486	(.224)	(.711)	.050
Total from investment operations	.218	.958	.235	(.254)	.528
Distributions from net investment income	(.467)	(.468)	(.461)	(.457)	(.483)
Distributions from net realized gain	(.001)	- F	(.004)	(.069)	(.095)
Total distributions	(.468)	(.468)	(.465)	(.526)	(.578)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.64	$ 11.89	$ 11.40	$ 11.63	$ 12.41
Total Return A, B	1.79%	8.57%	2.04%	(2.15)%	4.36%
Ratios to Average Net Assets D
Expenses before reductions	.75%	.77%	.75%	.73%	.64%
Expenses net of fee waivers, if any	.75%	.77%	.75%	.73%	.64%
Expenses net of all reductions	.74%	.77%	.74%	.70%	.62%
Net investment income (loss)	3.93%	4.05%	3.98%	3.76%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 44	$ 34	$ 20	$ 13
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2011	2010	2009	2008 E	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.42	$ 11.65	$ 12.43	$ 12.48
Income from Investment Operations
Net investment income (loss) C	.473	.477	.464	.458	.466
Net realized and unrealized gain (loss)	(.245)	.486	(.227)	(.712)	.048
Total from investment operations	.228	.963	.237	(.254)	.514
Distributions from net investment income	(.467)	(.473)	(.463)	(.457)	(.469)
Distributions from net realized gain	(.001)	- F	(.004)	(.069)	(.095)
Total distributions	(.468)	(.473)	(.467)	(.526)	(.564)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.67	$ 11.91	$ 11.42	$ 11.65	$ 12.43
Total Return A, B	1.87%	8.59%	2.05%	(2.15)%	4.24%
Ratios to Average Net Assets D
Expenses before reductions	.75%	.73%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.75%	.73%	.73%	.74%	.75%
Expenses net of all reductions	.75%	.73%	.72%	.70%	.72%
Net investment income (loss)	3.93%	4.09%	4.00%	3.75%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 6	$ 7	$ 5	$ 5
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2011	2010	2009	2008 E	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.39	$ 11.62	$ 12.40	$ 12.45
Income from Investment Operations
Net investment income (loss) C	.395	.397	.387	.376	.383
Net realized and unrealized gain (loss)	(.253)	.488	(.228)	(.712)	.049
Total from investment operations	.142	.885	.159	(.336)	.432
Distributions from net investment income	(.391)	(.395)	(.385)	(.375)	(.387)
Distributions from net realized gain	(.001)	- F	(.004)	(.069)	(.095)
Total distributions	(.392)	(.395)	(.389)	(.444)	(.482)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.63	$ 11.88	$ 11.39	$ 11.62	$ 12.40
Total Return A, B	1.15%	7.90%	1.38%	(2.81)%	3.57%
Ratios to Average Net Assets D
Expenses before reductions	1.38%	1.40%	1.41%	1.41%	1.41%
Expenses net of fee waivers, if any	1.38%	1.40%	1.41%	1.41%	1.41%
Expenses net of all reductions	1.38%	1.40%	1.40%	1.37%	1.39%
Net investment income (loss)	3.29%	3.42%	3.33%	3.08%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 4	$ 5	$ 5
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2011	2010	2009	2008 E	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.38	$ 11.61	$ 12.40	$ 12.44
Income from Investment Operations
Net investment income (loss) C	.378	.384	.374	.364	.371
Net realized and unrealized gain (loss)	(.252)	.488	(.225)	(.721)	.061
Total from investment operations	.126	.872	.149	(.357)	.432
Distributions from net investment income	(.376)	(.382)	(.375)	(.364)	(.377)
Distributions from net realized gain	(.001)	- F	(.004)	(.069)	(.095)
Total distributions	(.376) G	(.382)	(.379)	(.433)	(.472)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.62	$ 11.87	$ 11.38	$ 11.61	$ 12.40
Total Return A, B	1.02%	7.78%	1.29%	(2.98)%	3.56%
Ratios to Average Net Assets D
Expenses before reductions	1.51%	1.51%	1.49%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51%	1.51%	1.49%	1.50%	1.50%
Expenses net of all reductions	1.51%	1.51%	1.48%	1.47%	1.48%
Net investment income (loss)	3.16%	3.30%	3.24%	2.99%	3.02%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 19	$ 12	$ 8	$ 10
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2011	2010	2009	2008 D	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.38	$ 11.61	$ 12.40	$ 12.45
Income from Investment Operations
Net investment income (loss) B	.504	.506	.495	.491	.499
Net realized and unrealized gain (loss)	(.252)	.497	(.227)	(.722)	.050
Total from investment operations	.252	1.003	.268	(.231)	.549
Distributions from net investment income	(.501)	(.503)	(.494)	(.490)	(.504)
Distributions from net realized gain	(.001)	- E	(.004)	(.069)	(.095)
Total distributions	(.502)	(.503)	(.498)	(.559)	(.599)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.63	$ 11.88	$ 11.38	$ 11.61	$ 12.40
Total Return A	2.08%	9.00%	2.33%	(1.97)%	4.55%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.47%	.47%	.46%	.47%
Expenses net of fee waivers, if any	.46%	.47%	.47%	.46%	.47%
Expenses net of all reductions	.46%	.47%	.46%	.43%	.44%
Net investment income (loss)	4.21%	4.34%	4.27%	4.03%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,456	$ 1,560	$ 1,427	$ 1,543	$ 1,611
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2011	2010	2009	2008 D	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.40	$ 11.63	$ 12.42	$ 12.47
Income from Investment Operations
Net investment income (loss) B	.500	.503	.491	.486	.493
Net realized and unrealized gain (loss)	(.255)	.496	(.226)	(.722)	.049
Total from investment operations	.245	.999	.265	(.236)	.542
Distributions from net investment income	(.495)	(.499)	(.491)	(.485)	(.497)
Distributions from net realized gain	(.001)	- E	(.004)	(.069)	(.095)
Total distributions	(.495) F	(.499)	(.495)	(.554)	(.592)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.65	$ 11.90	$ 11.40	$ 11.63	$ 12.42
Total Return A	2.02%	8.94%	2.30%	(2.00)%	4.48%
Ratios to Average Net Assets C
Expenses before reductions	.51%	.51%	.49%	.50%	.53%
Expenses net of fee waivers, if any	.51%	.51%	.49%	.50%	.53%
Expenses net of all reductions	.51%	.51%	.48%	.47%	.50%
Net investment income (loss)	4.16%	4.31%	4.24%	3.99%	3.99%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 62	$ 19	$ 11	$ 8
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

F Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 32,557
Gross unrealized depreciation	(57,714)
Net unrealized appreciation (depreciation) on securities and other investments	$ (25,157)

Tax Cost	$ 1,554,465

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ -
Undistributed ordinary income	$ -
Capital loss carryforward	$ (23,286)
Net unrealized appreciation (depreciation)	$ (25,157)

The tax character of distributions paid was as follows:

	February 28, 2011	February 28, 2010
Tax-exempt Income	70,898	68,323
Ordinary Income	$ 100	$ 28
Total	$ 70,998	$ 68,351

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $130,780 and $213,004, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 108	$ 5
Class T	-%	.25%	14	-
Class B	.65%	.25%	22	16
Class C	.75%	.25%	193	61
			$ 337	$ 82

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16
Class T	1
Class B*	2
Class C*	7
$ 26

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 44.10
Class T	6.10
Class B	2.09
Class C	23.12
California Municipal Income	1,103.07
Institutional Class	42.12
	$ 1,220

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $20 and $22, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2011	2010
From net investment income
Class A	$ 1,696	$ 1,662
Class T	218	260
Class B	81	113
Class C	603	529
California Municipal Income	66,826	64,144
Institutional Class	1,474	1,615
Total	$ 70,898	$ 68,323
From net realized gain
Class A	$ 3	$ 1
Class T	-*	-*
Class B	-*	-*
Class C	1	-*
California Municipal Income	95	26
Institutional Class	1	1
Total	$ 100	$ 28

* Amount represents less than $1,000

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2011	2010	2011	2010
Class A
Shares sold	1,131	2,002	$ 13,594	$ 23,290
Reinvestment of distributions	97	102	1,160	1,196
Shares redeemed	(1,496)	(1,396)	(17,712)	(16,330)
Net increase (decrease)	(268)	708	$ (2,958)	$ 8,156
Class T
Shares sold	64	140	$ 770	$ 1,625
Reinvestment of distributions	14	16	172	186
Shares redeemed	(259)	(242)	(3,101)	(2,825)
Net increase (decrease)	(181)	(86)	$ (2,159)	$ (1,014)
Class B
Shares sold	31	29	$ 375	$ 344
Reinvestment of distributions	3	4	36	48
Shares redeemed	(87)	(173)	(1,030)	(2,012)
Net increase (decrease)	(53)	(140)	$ (619)	$ (1,620)
Class C
Shares sold	503	812	$ 6,012	$ 9,452
Reinvestment of distributions	29	26	350	298
Shares redeemed	(659)	(297)	(7,787)	(3,441)
Net increase (decrease)	(127)	541	$ (1,425)	$ 6,309
California Municipal Income
Shares sold	30,469	28,463	$ 363,379	$ 331,993
Reinvestment of distributions	3,784	3,824	45,282	44,533
Shares redeemed	(40,406)	(26,242)	(476,687)	(304,938)
Net increase (decrease)	(6,153)	6,045	$ (68,026)	$ 71,588
Institutional Class
Shares sold	1,709	4,381	$ 20,475	$ 51,290
Reinvestment of distributions	46	44	554	518
Shares redeemed	(5,174)	(855)	(62,223)	(10,040)
Net increase (decrease)	(3,419)	3,570	$ (41,194)	$ 41,768

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 11, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 190 funds advised by FMR or an affiliate. Mr. James Curvey oversees 409 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011 100% of the fund's income dividends was free from federal income tax, and 7.51% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class C ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
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Colorado

281 East Flatiron Circle
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9185 Westview Road
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Connecticut

48 West Putnam Avenue
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265 Church Street
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Delaware

400 Delaware Avenue
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Florida

175 East Altamonte Drive
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1400 Glades Road
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2948 N. Federal Highway
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Georgia

3242 Peachtree Road
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Illinois

One North LaSalle Street
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Indiana

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Kansas

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Maine

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Maryland

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Massachusetts

801 Boylston Street
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155 Congress Street
Boston, MA

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44 Mall Road
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238 Main Street
Cambridge, MA

200 Endicott Street
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Annual Report

405 Cochituate Road
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551 Boston Turnpike
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Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
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30200 Northwestern Hwy.
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43420 Grand River Avenue
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Minnesota

7740 France Avenue South
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Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
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150 Essex Street
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35 Morris Street
Morristown, NJ

396 Route 17, North
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3518 Route 1 North
Princeton, NJ

530 Broad Street
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New Mexico

2261 Q Street NE
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New York

1130 Franklin Avenue
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37 West Jericho Turnpike
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1271 Avenue of the Americas
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980 Madison Avenue
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350 Park Avenue
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200 Fifth Avenue
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1075 Northern Blvd.
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North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
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Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
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1735 Market Street
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12001 Perry Highway
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Rhode Island

10 Memorial Boulevard
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Tennessee

3018 Peoples Street
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7628 West Farmington Blvd.
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2035 Mallory Lane
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Texas

10000 Research Boulevard
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4001 Northwest Parkway
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12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

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Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
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15600 Southwest Freeway
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139 N. Loop 1604 East
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Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
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11957 Democracy Drive
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Washington

10500 NE 8th Street
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1518 6th Avenue
Seattle, WA

304 Strander Blvd
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Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

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Operations Company, Inc.

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Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CFL-UANN-0411
1.790911.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-2.28%	2.03%	3.59%
Class T (incl. 4.00% sales charge) B	-2.20%	2.03%	3.56%
Class B (incl. contingent deferred sales charge)C	-3.74%	1.83%	3.48%
Class C (incl. contingent deferred sales charge)D	0.04%	2.07%	3.28%

A Effective April 1, 2007 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on August 1, 2002. Returns between August 1, 2002 and March 31, 2007 reflect a 0.15% 12-b1 fee. Returns prior to August 1, 2002 are those of Fidelity California Municipal Income Fund, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

B Effective April 1, 2002 Class T's 12b-1 plan currently authorizes a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Fidelity California Municipal Income Fund, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

C Effective April 1, 2002 Class B's 12b-1 plan currently authorizes a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Fidelity California Municipal Income Fund, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

D Effective April 1, 2002 Class C's 12b-1 plan currently authorizes a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Fidelity California Municipal Income Fund, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® California Municipal Income Fund - Class A on February 28, 2001, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Class A took place on August 1, 2002. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted disappointing results for the 12 months ending February 28, 2011, with the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate, tax-exempt, investment-grade bonds - returning 1.72%. Meanwhile, the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 4.93%. Early on, munis were on track for a solid year, bolstered by low interest rates and favorable supply/demand dynamics. Supply was muted due to the popularity of "Build America Bonds" (BABs) - taxable securities that allowed municipal issuers to borrow more cheaply in the taxable market. The possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. But from September through November, munis were under pressure amid the prospect of rising interest rates, heavy new supply and the extension of Bush-era tax policies beyond 2010. In December and January, munis' woes were compounded by headlines suggesting an unprecedented wave of defaults among issuers. However, in February, the muni market recouped some of its earlier losses, as investors returned to the market looking for the opportunity to lock in higher tax-free yields.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor® California Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 1.79%, 1.87%, 1.15% and 1.02%, respectively (excluding sales charges). Meanwhile, the Barclays Capital California Enhanced Municipal Bond Index advanced 2.21%. Underweighting tobacco bonds - tax-free debt issued by states and backed by ongoing payments from major tobacco companies - worked in the fund's favor because they lagged the California tax-exempt market for the full 12 months. Overweighting longer-maturity, premium callable securities, which sell above face value and can be redeemed by their issuers before maturity, was beneficial because they outperformed due to strong demand from institutional investors. Detracting from performance was an overweighting in health care bonds, which underperformed due to investors' increased aversion to risk as the period progressed. An out-of-index position in Puerto Rico bonds, which are free from federal and California income taxes, proved detrimental because they lagged amid concern about lower-quality, investment-grade munis in general and the fiscal challenges facing the U.S. territory. The fund's yield-curve positioning also detracted because intermediate-maturity bonds, in which the fund was underweighted, outpaced longer-maturity securities, in which the fund was overweighted.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor® California Municipal Income Fund: For the year, the fund's Institutional Class shares returned 2.02%, while the Barclays Capital California Enhanced Municipal Bond Index advanced 2.21%. Underweighting tobacco bonds - tax-free debt issued by states and backed by ongoing payments from major tobacco companies - worked in the fund's favor because they lagged the California tax-exempt market for the full 12 months. Overweighting longer-maturity, premium callable securities, which sell above face value and can be redeemed by their issuers before maturity, was beneficial because they outperformed due to strong demand from institutional investors. Detracting from performance was an overweighting in health care bonds, which underperformed due to investors' increased aversion to risk as the period progressed. An out-of-index position in Puerto Rico bonds, which are free from federal and California income taxes, proved detrimental because they lagged amid concern about lower-quality, investment-grade munis in general and the fiscal challenges facing the U.S. territory. The fund's yield-curve positioning also detracted because intermediate-maturity bonds, in which the fund was underweighted, outpaced longer-maturity securities, in which the fund was overweighted.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.75%
Actual		$ 1,000.00	$ 958.10	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class T	.76%
Actual		$ 1,000.00	$ 958.20	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.39%
Actual		$ 1,000.00	$ 955.00	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class C	1.52%
Actual		$ 1,000.00	$ 954.40	$ 7.37
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
California Municipal Income	.47%
Actual		$ 1,000.00	$ 960.20	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class	.50%
Actual		$ 1,000.00	$ 959.30	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	48.2	44.6
Health Care	11.6	10.9
Transportation	11.6	11.0
Education	6.9	6.5
Water & Sewer	5.2	6.0
Weighted Average Maturity as of February 28, 2011
		6 months ago
Years	10.0	7.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	8.1	7.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
AAA 2.8%	AAA 4.2%
AA,A 81.4%	AA,A 79.7%
BBB 12.7%	BBB 10.4%
BB and Below 0.4%	BB and Below 0.2%
Not Rated 2.0%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount (000s)	Value (000s)
California - 98.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 387
5% 8/1/18	330	335
5% 8/1/19	555	559
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,004
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	666
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	843
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,550
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,858
5% 12/1/20 (AMBAC Insured)	2,810	2,973
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,604
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,889
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,600
5.5% 4/1/26 (FSA Insured)	1,000	1,000
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,124
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	841
0% 9/1/22 (FSA Insured)	5,150	2,672
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	8,955
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,088
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,304
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,288
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	$ 5,000	$ 5,038
5% 8/1/17 (FGIC Insured)	5,030	5,104
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,594
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,911
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,208
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,362
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,461
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,381
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,625
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,147
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,701
0% 8/1/17 (AMBAC Insured)	1,000	750
0% 8/1/18 (AMBAC Insured)	2,000	1,406
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI:
5% 12/1/18 (b)	3,000	3,377
5% 12/1/25 (b)	2,700	2,814
Series J1, 7% 12/1/12	730	810
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,001
5.25% 7/1/14	2,095	2,326
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,009
6% 3/1/38	1,000	982
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,601
5% 2/1/17	1,000	985
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,838
Series 2010 A, 5% 10/1/25	5,860	5,909
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	$ 7,910	$ 8,671
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	5,523
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	875
4% 9/1/21	1,000	1,009
4% 9/1/22	740	726
4% 9/1/23	1,080	1,039
4% 9/1/24	1,125	1,056
5% 9/1/19	400	444
5% 9/1/39	5,000	4,519
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	1,350	1,409
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	215
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	2,872
4.5% 10/1/36	3,075	2,572
5% 3/1/15	2,130	2,330
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,728
5% 9/1/17	750	818
5% 3/1/19	3,000	3,275
5% 8/1/22	1,500	1,560
5% 10/1/22	1,355	1,429
5% 11/1/22	1,600	1,671
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,924
5% 12/1/22	3,500	3,656
5% 2/1/23	1,095	1,112
5% 2/1/26	1,500	1,502
5% 3/1/26	2,800	2,815
5% 6/1/26	2,600	2,612
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,717
5% 6/1/31	2,000	1,940
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,940
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 8/1/33	$ 2,300	$ 2,155
5.125% 11/1/24	2,800	2,836
5.125% 2/1/26	2,800	2,818
5.25% 2/1/14	4,045	4,356
5.25% 10/1/14	140	140
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,204
5.25% 2/1/20	6,805	7,181
5.25% 2/1/22	2,020	2,114
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,518
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,798
5.25% 2/1/29	5,000	5,014
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,008
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	7,953
5.25% 12/1/33	105	102
5.25% 3/1/38	5,400	5,138
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	36
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	800	800
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	101
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,985
5.5% 4/1/30	25	25
5.5% 11/1/33	29,440	29,480
5.5% 11/1/34	2,535	2,538
5.5% 11/1/39	1,810	1,784
6% 4/1/18	1,570	1,830
6% 3/1/33	8,550	8,980
6.5% 4/1/33	11,650	12,606
6.75% 8/1/12	1,100	1,184
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,000	3,023
Series 2008 L, 5.125% 7/1/22	3,000	3,023
Series 2009 E, 5.625% 7/1/25	5,000	5,068
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	$ 1,485	$ 1,610
Series 2009, 5% 8/15/39	5,000	4,303
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,448
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,308
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	1,911
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	2,609
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	4,730
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,906
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,318
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	90	116
6.5% 10/1/38	4,910	5,248
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	3,742	2,574
Series 1983 B, 0% 8/1/15	50	32
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,021
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,040
5% 12/1/32	1,000	914
5% 12/1/42	3,000	2,568
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	1,922
5.25% 2/1/32 (AMBAC Insured)	6,295	5,697
Series 2005, 5% 10/1/33	7,235	7,242
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,133
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	300
5% 7/1/20	500	493
5.75% 7/1/40	5,000	4,541
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 4,335	$ 4,425
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,688
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,401
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,104
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,308
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,743
5% 6/1/14	2,000	2,134
5.25% 6/1/24	5,400	5,469
5.25% 6/1/25	5,000	4,985
5.25% 6/1/30	4,000	3,854
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,412
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,913
Series 2006 G:
5% 11/1/20	1,825	1,930
5% 11/1/21	2,020	2,112
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,889
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,173
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,598
5.5% 6/1/15	1,000	1,070
5.5% 6/1/17	9,980	10,499
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,626
5% 11/1/16 (FGIC Insured)	2,000	2,142
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,107
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,050
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	$ 6,100	$ 6,446
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,565
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,879
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,766
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,902
5.125% 6/1/29	5,000	4,736
5.5% 6/1/19	2,000	2,080
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,051
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,344
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,420
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,001
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,891
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,555
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,287
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,698
Series 2006 E:
5% 10/1/23	2,410	2,544
5.25% 10/1/21	2,900	3,180
Series 2009 G1, 5.75% 10/1/30	1,800	1,787
Series 2009 I:
5.5% 11/1/23	1,535	1,553
6.125% 11/1/29	1,200	1,240
6.25% 11/1/21	2,000	2,220
6.375% 11/1/34	3,000	3,069
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,359
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
(Systemwide Proj.) Series 2002 A:
5.5% 11/1/16 (AMBAC Insured)	$ 1,500	$ 1,591
Series 2009 A:
5.75% 11/1/25	3,675	3,903
5.75% 11/1/28	6,525	6,791
6% 11/1/40	7,240	7,380
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,480
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,605
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,817
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	2,817
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	920
Series 2005 G, 5.25% 7/1/13	1,475	1,521
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	133
5% 8/15/19	50	52
5.75% 8/15/38	3,000	2,808
6.25% 8/15/33	2,500	2,534
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	2,904
Series 2007 A:
4.75% 4/1/33	2,000	1,651
5% 4/1/31	4,900	4,288
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	7,715
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	8,417
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	14,500	15,352
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,277
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	6,556
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,447
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	$ 1,395	$ 1,444
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,897
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	885
0% 5/1/16	1,365	1,149
0% 5/1/17	1,155	928
0% 5/1/18	1,335	992
0% 5/1/19	1,000	692
0% 5/1/34 (a)	5,300	2,918
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,476
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,538
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,038
5% 11/1/25 (AMBAC Insured)	3,820	3,933
5% 11/1/33 (AMBAC Insured)	5,000	4,822
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,173
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	2,999
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,245
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,663
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,888
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,547
5% 8/1/25 (FSA Insured)	1,435	1,464
5% 8/1/26 (FSA Insured)	2,000	2,027
5% 8/1/27 (FSA Insured)	1,785	1,791
5% 8/1/31 (FSA Insured)	5,000	4,893
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,600	$ 5,481
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,388
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,240
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,785
Cupertino California Union School District:
5% 8/1/18 (b)	1,735	1,969
5% 8/1/19 (b)	1,120	1,269
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	600
5% 9/1/12 (AMBAC Insured)	625	641
5% 9/1/13 (AMBAC Insured)	655	681
5% 9/1/14 (AMBAC Insured)	690	719
5% 9/1/15 (AMBAC Insured)	725	752
5% 9/1/18 (AMBAC Insured)	835	849
5% 9/1/20 (AMBAC Insured)	925	917
5% 9/1/22 (AMBAC Insured)	1,020	960
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,120
6% 3/1/20 (FSA Insured)	1,000	1,117
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,787
5% 4/1/12	4,210	4,221
5% 4/1/13	1,830	1,835
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,148
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,448
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,159
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	675
0% 10/1/25 (AMBAC Insured)	1,665	621
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	582
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Escondido Union High School District: - continued
Series 2008 A:
0% 8/1/34 (Assured Guaranty Corp. Insured)	$ 3,500	$ 731
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	3,054
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,105
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,091
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	786
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,096
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,627
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,007
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,310
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	18,032
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,899
5.75% 1/15/40	8,155	6,683
5.875% 1/15/27	4,000	3,562
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,007
5.875% 1/15/29	4,000	3,504
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,657
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,038
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,448
5% 6/1/45	12,125	9,638
5% 6/1/45	2,775	2,206
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2007 A1:
5% 6/1/11	$ 635	$ 640
5% 6/1/12	1,400	1,433
5% 6/1/13	1,000	1,029
5% 6/1/14	2,000	2,058
5% 6/1/15	1,000	1,028
5% 6/1/33	3,000	1,930
5.125% 6/1/47	2,600	1,565
5.75% 6/1/47	5,000	3,350
5% 6/1/45 (FSA Insured)	235	200
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,881
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (c)	2,500	2,539
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	480	489
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	463
5% 8/1/22	450	501
5% 8/1/23	485	531
5% 8/1/24	1,000	1,075
5% 8/1/26	1,370	1,444
5% 8/1/28	760	790
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,792
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,702
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,784
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,565
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	2,952
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	6,738
Series A, 5.75% 8/1/33	2,800	2,939
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	10,630
Series 2009 A, 5.5% 8/1/29	1,000	1,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District: - continued
Series 2010 C, 5.25% 8/1/39	$ 1,300	$ 1,283
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,709
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,268
(Disney Parking Proj.):
0% 3/1/12	2,180	2,145
0% 3/1/13	6,490	6,241
0% 9/1/14 (AMBAC Insured)	3,860	3,505
0% 3/1/18	3,000	2,243
0% 3/1/19	3,200	2,240
0% 3/1/20	1,000	646
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,126
5.375% 9/1/17 (FSA Insured)	1,095	1,173
5.375% 9/1/18 (FSA Insured)	1,155	1,234
5.375% 9/1/19 (FSA Insured)	1,210	1,287
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,704
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,114
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,080
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,218
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,480
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,130
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,902
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,500	4,362
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	$ 9,820	$ 11,583
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,652
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,220
Series 2007 A1, 4.5% 1/1/28	6,900	6,204
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,501
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,760	2,121
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,039
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	486
5% 7/1/39	4,095	3,780
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,057
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	552
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,165
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,189
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,189
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,544
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,666
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,603
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	556
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	574
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,803
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,426
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,181
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	4,755
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,220
12% 8/1/17 (FSA Insured)	1,000	1,530
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	2,000	1,988
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,982
Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	3,000	3,047
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,523
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,063
5% 9/1/17 (AMBAC Insured)	2,735	2,861
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,625
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,144
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,454
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,163
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,144
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,160
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,136
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,089
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	$ 2,810	$ 3,056
6.5% 8/1/24	1,220	1,316
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,295
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,981
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (d)	2,065	2,118
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,021
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,419
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,605
4% 9/1/13	1,855	1,914
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,236
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	581
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	520	530
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,245	5,250
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,000	4,011
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,030	3,077
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)(e)	375	404
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,963
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	6,025
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2002 N:
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 2,740	$ 2,782
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,575
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,057
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,275
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,045
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,020
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,485	2,516
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,622
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,430
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	2,901
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,805	11,007
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,003
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,945
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,025
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,628
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	629
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,158
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	537
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,745	$ 675
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	636
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,127
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,103
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,526
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,302
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	6,325
6.5% 8/1/28	2,445	2,745
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	2,877
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	10,775
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,222
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,040
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,665
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,218
5% 11/15/17 (AMBAC Insured)	2,000	2,199
5% 11/15/18 (AMBAC Insured)	2,000	2,175
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,118
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,741
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,081
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,513
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,297
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,470
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,533
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	$ 6,000	$ 6,000
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,515
Second Series 32F, 5.25% 5/1/19	2,500	2,756
Second Series 32H, 5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,041
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	983
6.625% 8/1/39	1,000	1,002
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,072
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,868
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,764
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	1,985
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,093
5.5% 1/15/28	1,060	851
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,698
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,932
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,902
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	881
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,003
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,240
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,349
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,282
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,941
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	$ 2,800	$ 2,975
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,803
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,243
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,434
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	993
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	630
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	587
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,999
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,717
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	7,596
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	1,985
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,457
0% 9/1/22 (AMBAC Insured)	2,900	1,539
0% 9/1/25 (AMBAC Insured)	6,800	2,862
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	4,950
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	372
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,068
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	11,985
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,495	$ 855
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,668
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,098
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,846
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	4,141
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,264
6% 6/1/22	1,100	1,116
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,333
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,303
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,689
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	731
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,735
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,342
4% 5/15/20	615	627
5% 5/15/19	2,830	3,109
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	974
Series 2007 D, 5% 5/15/25	4,250	4,391
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	787
5.5% 5/15/24 (AMBAC Insured)	370	368
Series 2009 O, 5.75% 5/15/34	9,900	10,360
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	2,760
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,655
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,137
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	$ 7,700	$ 7,974
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,096
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,216
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	137
5.375% 8/1/16 (FSA Insured)	100	105
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	840
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	733
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	326
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,072
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,013
6.25% 7/1/39	6,000	5,968
Series 2010 A, 5.5% 7/1/38	3,100	2,786
Series A:
5% 7/1/23	1,460	1,388
5% 7/1/25	1,665	1,526
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,532
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,769
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,278
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,154
		1,509,872
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	275	278
5.375% 10/1/14	1,000	1,067
5.875% 10/1/18	1,565	1,717
		3,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 2.072% 7/1/21 (FGIC Insured) (c)	$ 4,600	$ 3,608
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,335
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,214
		12,157
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,410
Series 2009 B, 5% 10/1/25	1,500	1,477
Series A, 5.25% 10/1/15	1,255	1,330
		4,217
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,555,973)	1,529,308
NET OTHER ASSETS (LIABILITIES) - 0.7%	10,371
NET ASSETS - 100%	$ 1,539,679
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	48.2%
Health Care	11.6%
Transportation	11.6%
Education	6.9%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	16.5%
100.0%
*Includes net other assets
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $23,286,000 of which $21,327,000 and $1,959,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,555,973)		$ 1,529,308
Cash		4,080
Receivable for fund shares sold		2,202
Interest receivable		17,809
Prepaid expenses		3
Total assets		1,553,402

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 9,621
Payable for fund shares redeemed	1,618
Distributions payable	1,713
Accrued management fee	461
Distribution and service plan fees payable	25
Other affiliated payables	242
Other payables and accrued expenses	43
Total liabilities		13,723

Net Assets		$ 1,539,679
Net Assets consist of:
Paid in capital		$ 1,592,103
Undistributed net investment income		1,437
Accumulated undistributed net realized gain (loss) on investments		(27,196)
Net unrealized appreciation (depreciation) on investments		(26,665)
Net Assets		$ 1,539,679

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,702 ÷ 3,410.2 shares)	$ 11.64

Maximum offering price per share (100/96.00 of $11.64)	$ 12.12
Class T: Net Asset Value and redemption price per share ($3,975 ÷ 340.7 shares)	$ 11.67

Maximum offering price per share (100/96.00 of $11.67)	$ 12.16
Class B: Net Asset Value and offering price per share ($1,912 ÷ 164.4 shares)A	$ 11.63

Class C: Net Asset Value and offering price per share ($17,321 ÷ 1,490.0 shares)A	$ 11.62

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,455,831 ÷ 125,205.9 shares)	$ 11.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,938 ÷ 1,797.4 shares)	$ 11.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2011

Investment Income
Interest		$ 79,539

Expenses
Management fee	$ 6,231
Transfer agent fees	1,220
Distribution and service plan fees	337
Accounting fees and expenses	317
Custodian fees and expenses	24
Independent trustees' compensation	7
Registration fees	78
Audit	53
Legal	10
Miscellaneous	18
Total expenses before reductions	8,295
Expense reductions	(42)	8,253
Net investment income (loss)		71,286
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,281)
Change in net unrealized appreciation (depreciation) on investment securities		(36,685)
Net gain (loss)		(37,966)
Net increase (decrease) in net assets resulting from operations		$ 33,320

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,286	$ 68,706
Net realized gain (loss)	(1,281)	1,693
Change in net unrealized appreciation (depreciation)	(36,685)	64,016
Net increase (decrease) in net assets resulting from operations	33,320	134,415
Distributions to shareholders from net investment income	(70,898)	(68,323)
Distributions to shareholders from net realized gain	(100)	(28)
Total distributions	(70,998)	(68,351)
Share transactions - net increase (decrease)	(116,381)	125,187
Redemption fees	39	18
Total increase (decrease) in net assets	(154,020)	191,269

Net Assets
Beginning of period	1,693,699	1,502,430
End of period (including undistributed net investment income of $1,437 and undistributed net investment income of $1,405, respectively)	$ 1,539,679	$ 1,693,699

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2011	2010	2009	2008 E	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 11.40	$ 11.63	$ 12.41	$ 12.46
Income from Investment Operations
Net investment income (loss) C	.470	.472	.459	.457	.478
Net realized and unrealized gain (loss)	(.252)	.486	(.224)	(.711)	.050
Total from investment operations	.218	.958	.235	(.254)	.528
Distributions from net investment income	(.467)	(.468)	(.461)	(.457)	(.483)
Distributions from net realized gain	(.001)	- F	(.004)	(.069)	(.095)
Total distributions	(.468)	(.468)	(.465)	(.526)	(.578)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.64	$ 11.89	$ 11.40	$ 11.63	$ 12.41
Total Return A, B	1.79%	8.57%	2.04%	(2.15)%	4.36%
Ratios to Average Net Assets D
Expenses before reductions	.75%	.77%	.75%	.73%	.64%
Expenses net of fee waivers, if any	.75%	.77%	.75%	.73%	.64%
Expenses net of all reductions	.74%	.77%	.74%	.70%	.62%
Net investment income (loss)	3.93%	4.05%	3.98%	3.76%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 44	$ 34	$ 20	$ 13
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2011	2010	2009	2008 E	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.42	$ 11.65	$ 12.43	$ 12.48
Income from Investment Operations
Net investment income (loss) C	.473	.477	.464	.458	.466
Net realized and unrealized gain (loss)	(.245)	.486	(.227)	(.712)	.048
Total from investment operations	.228	.963	.237	(.254)	.514
Distributions from net investment income	(.467)	(.473)	(.463)	(.457)	(.469)
Distributions from net realized gain	(.001)	- F	(.004)	(.069)	(.095)
Total distributions	(.468)	(.473)	(.467)	(.526)	(.564)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.67	$ 11.91	$ 11.42	$ 11.65	$ 12.43
Total Return A, B	1.87%	8.59%	2.05%	(2.15)%	4.24%
Ratios to Average Net Assets D
Expenses before reductions	.75%	.73%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.75%	.73%	.73%	.74%	.75%
Expenses net of all reductions	.75%	.73%	.72%	.70%	.72%
Net investment income (loss)	3.93%	4.09%	4.00%	3.75%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 6	$ 7	$ 5	$ 5
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2011	2010	2009	2008 E	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.39	$ 11.62	$ 12.40	$ 12.45
Income from Investment Operations
Net investment income (loss) C	.395	.397	.387	.376	.383
Net realized and unrealized gain (loss)	(.253)	.488	(.228)	(.712)	.049
Total from investment operations	.142	.885	.159	(.336)	.432
Distributions from net investment income	(.391)	(.395)	(.385)	(.375)	(.387)
Distributions from net realized gain	(.001)	- F	(.004)	(.069)	(.095)
Total distributions	(.392)	(.395)	(.389)	(.444)	(.482)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.63	$ 11.88	$ 11.39	$ 11.62	$ 12.40
Total Return A, B	1.15%	7.90%	1.38%	(2.81)%	3.57%
Ratios to Average Net Assets D
Expenses before reductions	1.38%	1.40%	1.41%	1.41%	1.41%
Expenses net of fee waivers, if any	1.38%	1.40%	1.41%	1.41%	1.41%
Expenses net of all reductions	1.38%	1.40%	1.40%	1.37%	1.39%
Net investment income (loss)	3.29%	3.42%	3.33%	3.08%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 4	$ 5	$ 5
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2011	2010	2009	2008 E	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.38	$ 11.61	$ 12.40	$ 12.44
Income from Investment Operations
Net investment income (loss) C	.378	.384	.374	.364	.371
Net realized and unrealized gain (loss)	(.252)	.488	(.225)	(.721)	.061
Total from investment operations	.126	.872	.149	(.357)	.432
Distributions from net investment income	(.376)	(.382)	(.375)	(.364)	(.377)
Distributions from net realized gain	(.001)	- F	(.004)	(.069)	(.095)
Total distributions	(.376) G	(.382)	(.379)	(.433)	(.472)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.62	$ 11.87	$ 11.38	$ 11.61	$ 12.40
Total Return A, B	1.02%	7.78%	1.29%	(2.98)%	3.56%
Ratios to Average Net Assets D
Expenses before reductions	1.51%	1.51%	1.49%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51%	1.51%	1.49%	1.50%	1.50%
Expenses net of all reductions	1.51%	1.51%	1.48%	1.47%	1.48%
Net investment income (loss)	3.16%	3.30%	3.24%	2.99%	3.02%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 19	$ 12	$ 8	$ 10
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2011	2010	2009	2008 D	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.38	$ 11.61	$ 12.40	$ 12.45
Income from Investment Operations
Net investment income (loss) B	.504	.506	.495	.491	.499
Net realized and unrealized gain (loss)	(.252)	.497	(.227)	(.722)	.050
Total from investment operations	.252	1.003	.268	(.231)	.549
Distributions from net investment income	(.501)	(.503)	(.494)	(.490)	(.504)
Distributions from net realized gain	(.001)	- E	(.004)	(.069)	(.095)
Total distributions	(.502)	(.503)	(.498)	(.559)	(.599)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.63	$ 11.88	$ 11.38	$ 11.61	$ 12.40
Total Return A	2.08%	9.00%	2.33%	(1.97)%	4.55%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.47%	.47%	.46%	.47%
Expenses net of fee waivers, if any	.46%	.47%	.47%	.46%	.47%
Expenses net of all reductions	.46%	.47%	.46%	.43%	.44%
Net investment income (loss)	4.21%	4.34%	4.27%	4.03%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,456	$ 1,560	$ 1,427	$ 1,543	$ 1,611
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2011	2010	2009	2008 D	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.40	$ 11.63	$ 12.42	$ 12.47
Income from Investment Operations
Net investment income (loss) B	.500	.503	.491	.486	.493
Net realized and unrealized gain (loss)	(.255)	.496	(.226)	(.722)	.049
Total from investment operations	.245	.999	.265	(.236)	.542
Distributions from net investment income	(.495)	(.499)	(.491)	(.485)	(.497)
Distributions from net realized gain	(.001)	- E	(.004)	(.069)	(.095)
Total distributions	(.495) F	(.499)	(.495)	(.554)	(.592)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.65	$ 11.90	$ 11.40	$ 11.63	$ 12.42
Total Return A	2.02%	8.94%	2.30%	(2.00)%	4.48%
Ratios to Average Net Assets C
Expenses before reductions	.51%	.51%	.49%	.50%	.53%
Expenses net of fee waivers, if any	.51%	.51%	.49%	.50%	.53%
Expenses net of all reductions	.51%	.51%	.48%	.47%	.50%
Net investment income (loss)	4.16%	4.31%	4.24%	3.99%	3.99%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 62	$ 19	$ 11	$ 8
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

F Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 32,557
Gross unrealized depreciation	(57,714)
Net unrealized appreciation (depreciation) on securities and other investments	$ (25,157)

Tax Cost	$ 1,554,465

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ -
Undistributed ordinary income	$ -
Capital loss carryforward	$ (23,286)
Net unrealized appreciation (depreciation)	$ (25,157)

The tax character of distributions paid was as follows:

	February 28, 2011	February 28, 2010
Tax-exempt Income	70,898	68,323
Ordinary Income	$ 100	$ 28
Total	$ 70,998	$ 68,351

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $130,780 and $213,004, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 108	$ 5
Class T	-%	.25%	14	-
Class B	.65%	.25%	22	16
Class C	.75%	.25%	193	61
			$ 337	$ 82

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16
Class T	1
Class B*	2
Class C*	7
$ 26

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 44.10
Class T	6.10
Class B	2.09
Class C	23.12
California Municipal Income	1,103.07
Institutional Class	42.12
	$ 1,220

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $20 and $22, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2011	2010
From net investment income
Class A	$ 1,696	$ 1,662
Class T	218	260
Class B	81	113
Class C	603	529
California Municipal Income	66,826	64,144
Institutional Class	1,474	1,615
Total	$ 70,898	$ 68,323
From net realized gain
Class A	$ 3	$ 1
Class T	-*	-*
Class B	-*	-*
Class C	1	-*
California Municipal Income	95	26
Institutional Class	1	1
Total	$ 100	$ 28

* Amount represents less than $1,000

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2011	2010	2011	2010
Class A
Shares sold	1,131	2,002	$ 13,594	$ 23,290
Reinvestment of distributions	97	102	1,160	1,196
Shares redeemed	(1,496)	(1,396)	(17,712)	(16,330)
Net increase (decrease)	(268)	708	$ (2,958)	$ 8,156
Class T
Shares sold	64	140	$ 770	$ 1,625
Reinvestment of distributions	14	16	172	186
Shares redeemed	(259)	(242)	(3,101)	(2,825)
Net increase (decrease)	(181)	(86)	$ (2,159)	$ (1,014)
Class B
Shares sold	31	29	$ 375	$ 344
Reinvestment of distributions	3	4	36	48
Shares redeemed	(87)	(173)	(1,030)	(2,012)
Net increase (decrease)	(53)	(140)	$ (619)	$ (1,620)
Class C
Shares sold	503	812	$ 6,012	$ 9,452
Reinvestment of distributions	29	26	350	298
Shares redeemed	(659)	(297)	(7,787)	(3,441)
Net increase (decrease)	(127)	541	$ (1,425)	$ 6,309
California Municipal Income
Shares sold	30,469	28,463	$ 363,379	$ 331,993
Reinvestment of distributions	3,784	3,824	45,282	44,533
Shares redeemed	(40,406)	(26,242)	(476,687)	(304,938)
Net increase (decrease)	(6,153)	6,045	$ (68,026)	$ 71,588
Institutional Class
Shares sold	1,709	4,381	$ 20,475	$ 51,290
Reinvestment of distributions	46	44	554	518
Shares redeemed	(5,174)	(855)	(62,223)	(10,040)
Net increase (decrease)	(3,419)	3,570	$ (41,194)	$ 41,768

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 11, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 190 funds advised by FMR or an affiliate. Mr. James Curvey oversees 409 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011, 100% of the fund's income dividends was free from federal income tax, and 7.51% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class C ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCM-UANN-0411
1.790905.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Institutional Class

Annual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	2.02%	3.09%	4.19%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Fidelity California Municipal Income Fund, the original retail class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® California Municipal Income Fund - Institutional Class on February 28, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on August 1, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted disappointing results for the 12 months ending February 28, 2011, with the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate, tax-exempt, investment-grade bonds - returning 1.72%. Meanwhile, the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 4.93%. Early on, munis were on track for a solid year, bolstered by low interest rates and favorable supply/demand dynamics. Supply was muted due to the popularity of "Build America Bonds" (BABs) - taxable securities that allowed municipal issuers to borrow more cheaply in the taxable market. The possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. But from September through November, munis were under pressure amid the prospect of rising interest rates, heavy new supply and the extension of Bush-era tax policies beyond 2010. In December and January, munis' woes were compounded by headlines suggesting an unprecedented wave of defaults among issuers. However, in February, the muni market recouped some of its earlier losses, as investors returned to the market looking for the opportunity to lock in higher tax-free yields.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor® California Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 1.79%, 1.87%, 1.15% and 1.02%, respectively (excluding sales charges). Meanwhile, the Barclays Capital California Enhanced Municipal Bond Index advanced 2.21%. Underweighting tobacco bonds - tax-free debt issued by states and backed by ongoing payments from major tobacco companies - worked in the fund's favor because they lagged the California tax-exempt market for the full 12 months. Overweighting longer-maturity, premium callable securities, which sell above face value and can be redeemed by their issuers before maturity, was beneficial because they outperformed due to strong demand from institutional investors. Detracting from performance was an overweighting in health care bonds, which underperformed due to investors' increased aversion to risk as the period progressed. An out-of-index position in Puerto Rico bonds, which are free from federal and California income taxes, proved detrimental because they lagged amid concern about lower-quality, investment-grade munis in general and the fiscal challenges facing the U.S. territory. The fund's yield-curve positioning also detracted because intermediate-maturity bonds, in which the fund was underweighted, outpaced longer-maturity securities, in which the fund was overweighted.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor® California Municipal Income Fund: For the year, the fund's Institutional Class shares returned 2.02%, while the Barclays Capital California Enhanced Municipal Bond Index advanced 2.21%. Underweighting tobacco bonds - tax-free debt issued by states and backed by ongoing payments from major tobacco companies - worked in the fund's favor because they lagged the California tax-exempt market for the full 12 months. Overweighting longer-maturity, premium callable securities, which sell above face value and can be redeemed by their issuers before maturity, was beneficial because they outperformed due to strong demand from institutional investors. Detracting from performance was an overweighting in health care bonds, which underperformed due to investors' increased aversion to risk as the period progressed. An out-of-index position in Puerto Rico bonds, which are free from federal and California income taxes, proved detrimental because they lagged amid concern about lower-quality, investment-grade munis in general and the fiscal challenges facing the U.S. territory. The fund's yield-curve positioning also detracted because intermediate-maturity bonds, in which the fund was underweighted, outpaced longer-maturity securities, in which the fund was overweighted.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.75%
Actual		$ 1,000.00	$ 958.10	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class T	.76%
Actual		$ 1,000.00	$ 958.20	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.39%
Actual		$ 1,000.00	$ 955.00	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class C	1.52%
Actual		$ 1,000.00	$ 954.40	$ 7.37
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
California Municipal Income	.47%
Actual		$ 1,000.00	$ 960.20	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class	.50%
Actual		$ 1,000.00	$ 959.30	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	48.2	44.6
Health Care	11.6	10.9
Transportation	11.6	11.0
Education	6.9	6.5
Water & Sewer	5.2	6.0
Weighted Average Maturity as of February 28, 2011
		6 months ago
Years	10.0	7.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	8.1	7.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
AAA 2.8%	AAA 4.2%
AA,A 81.4%	AA,A 79.7%
BBB 12.7%	BBB 10.4%
BB and Below 0.4%	BB and Below 0.2%
Not Rated 2.0%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount (000s)	Value (000s)
California - 98.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 387
5% 8/1/18	330	335
5% 8/1/19	555	559
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,004
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	666
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	843
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,550
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,858
5% 12/1/20 (AMBAC Insured)	2,810	2,973
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,604
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,889
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,600
5.5% 4/1/26 (FSA Insured)	1,000	1,000
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,124
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	841
0% 9/1/22 (FSA Insured)	5,150	2,672
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	8,955
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,088
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,304
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,288
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	$ 5,000	$ 5,038
5% 8/1/17 (FGIC Insured)	5,030	5,104
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,594
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,911
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,208
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,362
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,461
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,381
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,625
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,147
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,701
0% 8/1/17 (AMBAC Insured)	1,000	750
0% 8/1/18 (AMBAC Insured)	2,000	1,406
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI:
5% 12/1/18 (b)	3,000	3,377
5% 12/1/25 (b)	2,700	2,814
Series J1, 7% 12/1/12	730	810
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,001
5.25% 7/1/14	2,095	2,326
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,009
6% 3/1/38	1,000	982
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,601
5% 2/1/17	1,000	985
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,838
Series 2010 A, 5% 10/1/25	5,860	5,909
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	$ 7,910	$ 8,671
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	5,523
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	875
4% 9/1/21	1,000	1,009
4% 9/1/22	740	726
4% 9/1/23	1,080	1,039
4% 9/1/24	1,125	1,056
5% 9/1/19	400	444
5% 9/1/39	5,000	4,519
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	1,350	1,409
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	215
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	2,872
4.5% 10/1/36	3,075	2,572
5% 3/1/15	2,130	2,330
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,728
5% 9/1/17	750	818
5% 3/1/19	3,000	3,275
5% 8/1/22	1,500	1,560
5% 10/1/22	1,355	1,429
5% 11/1/22	1,600	1,671
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,924
5% 12/1/22	3,500	3,656
5% 2/1/23	1,095	1,112
5% 2/1/26	1,500	1,502
5% 3/1/26	2,800	2,815
5% 6/1/26	2,600	2,612
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,717
5% 6/1/31	2,000	1,940
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,940
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 8/1/33	$ 2,300	$ 2,155
5.125% 11/1/24	2,800	2,836
5.125% 2/1/26	2,800	2,818
5.25% 2/1/14	4,045	4,356
5.25% 10/1/14	140	140
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,204
5.25% 2/1/20	6,805	7,181
5.25% 2/1/22	2,020	2,114
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,518
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,798
5.25% 2/1/29	5,000	5,014
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,008
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	7,953
5.25% 12/1/33	105	102
5.25% 3/1/38	5,400	5,138
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	36
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	800	800
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	101
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,985
5.5% 4/1/30	25	25
5.5% 11/1/33	29,440	29,480
5.5% 11/1/34	2,535	2,538
5.5% 11/1/39	1,810	1,784
6% 4/1/18	1,570	1,830
6% 3/1/33	8,550	8,980
6.5% 4/1/33	11,650	12,606
6.75% 8/1/12	1,100	1,184
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,000	3,023
Series 2008 L, 5.125% 7/1/22	3,000	3,023
Series 2009 E, 5.625% 7/1/25	5,000	5,068
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	$ 1,485	$ 1,610
Series 2009, 5% 8/15/39	5,000	4,303
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,448
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,308
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	1,911
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	2,609
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	4,730
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,906
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,318
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	90	116
6.5% 10/1/38	4,910	5,248
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	3,742	2,574
Series 1983 B, 0% 8/1/15	50	32
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,021
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,040
5% 12/1/32	1,000	914
5% 12/1/42	3,000	2,568
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	1,922
5.25% 2/1/32 (AMBAC Insured)	6,295	5,697
Series 2005, 5% 10/1/33	7,235	7,242
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,133
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	300
5% 7/1/20	500	493
5.75% 7/1/40	5,000	4,541
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 4,335	$ 4,425
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,688
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,401
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,104
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,308
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,743
5% 6/1/14	2,000	2,134
5.25% 6/1/24	5,400	5,469
5.25% 6/1/25	5,000	4,985
5.25% 6/1/30	4,000	3,854
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,412
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,913
Series 2006 G:
5% 11/1/20	1,825	1,930
5% 11/1/21	2,020	2,112
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,889
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,173
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,598
5.5% 6/1/15	1,000	1,070
5.5% 6/1/17	9,980	10,499
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,626
5% 11/1/16 (FGIC Insured)	2,000	2,142
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,107
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,050
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	$ 6,100	$ 6,446
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,565
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,879
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,766
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,902
5.125% 6/1/29	5,000	4,736
5.5% 6/1/19	2,000	2,080
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,051
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,344
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,420
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,001
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,891
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,555
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,287
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,698
Series 2006 E:
5% 10/1/23	2,410	2,544
5.25% 10/1/21	2,900	3,180
Series 2009 G1, 5.75% 10/1/30	1,800	1,787
Series 2009 I:
5.5% 11/1/23	1,535	1,553
6.125% 11/1/29	1,200	1,240
6.25% 11/1/21	2,000	2,220
6.375% 11/1/34	3,000	3,069
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,359
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
(Systemwide Proj.) Series 2002 A:
5.5% 11/1/16 (AMBAC Insured)	$ 1,500	$ 1,591
Series 2009 A:
5.75% 11/1/25	3,675	3,903
5.75% 11/1/28	6,525	6,791
6% 11/1/40	7,240	7,380
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,480
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,605
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,817
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	2,817
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	920
Series 2005 G, 5.25% 7/1/13	1,475	1,521
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	133
5% 8/15/19	50	52
5.75% 8/15/38	3,000	2,808
6.25% 8/15/33	2,500	2,534
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	2,904
Series 2007 A:
4.75% 4/1/33	2,000	1,651
5% 4/1/31	4,900	4,288
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	7,715
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	8,417
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	14,500	15,352
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,277
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	6,556
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,447
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	$ 1,395	$ 1,444
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,897
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	885
0% 5/1/16	1,365	1,149
0% 5/1/17	1,155	928
0% 5/1/18	1,335	992
0% 5/1/19	1,000	692
0% 5/1/34 (a)	5,300	2,918
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,476
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,538
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,038
5% 11/1/25 (AMBAC Insured)	3,820	3,933
5% 11/1/33 (AMBAC Insured)	5,000	4,822
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,173
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	2,999
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,245
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,663
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,888
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,547
5% 8/1/25 (FSA Insured)	1,435	1,464
5% 8/1/26 (FSA Insured)	2,000	2,027
5% 8/1/27 (FSA Insured)	1,785	1,791
5% 8/1/31 (FSA Insured)	5,000	4,893
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,600	$ 5,481
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,388
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,240
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,785
Cupertino California Union School District:
5% 8/1/18 (b)	1,735	1,969
5% 8/1/19 (b)	1,120	1,269
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	600
5% 9/1/12 (AMBAC Insured)	625	641
5% 9/1/13 (AMBAC Insured)	655	681
5% 9/1/14 (AMBAC Insured)	690	719
5% 9/1/15 (AMBAC Insured)	725	752
5% 9/1/18 (AMBAC Insured)	835	849
5% 9/1/20 (AMBAC Insured)	925	917
5% 9/1/22 (AMBAC Insured)	1,020	960
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,120
6% 3/1/20 (FSA Insured)	1,000	1,117
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,787
5% 4/1/12	4,210	4,221
5% 4/1/13	1,830	1,835
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,148
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,448
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,159
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	675
0% 10/1/25 (AMBAC Insured)	1,665	621
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	582
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Escondido Union High School District: - continued
Series 2008 A:
0% 8/1/34 (Assured Guaranty Corp. Insured)	$ 3,500	$ 731
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	3,054
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,105
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,091
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	786
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,096
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,627
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,007
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,310
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	18,032
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,899
5.75% 1/15/40	8,155	6,683
5.875% 1/15/27	4,000	3,562
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,007
5.875% 1/15/29	4,000	3,504
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,657
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,038
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,448
5% 6/1/45	12,125	9,638
5% 6/1/45	2,775	2,206
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2007 A1:
5% 6/1/11	$ 635	$ 640
5% 6/1/12	1,400	1,433
5% 6/1/13	1,000	1,029
5% 6/1/14	2,000	2,058
5% 6/1/15	1,000	1,028
5% 6/1/33	3,000	1,930
5.125% 6/1/47	2,600	1,565
5.75% 6/1/47	5,000	3,350
5% 6/1/45 (FSA Insured)	235	200
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,881
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (c)	2,500	2,539
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	480	489
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	463
5% 8/1/22	450	501
5% 8/1/23	485	531
5% 8/1/24	1,000	1,075
5% 8/1/26	1,370	1,444
5% 8/1/28	760	790
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,792
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,702
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,784
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,565
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	2,952
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	6,738
Series A, 5.75% 8/1/33	2,800	2,939
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	10,630
Series 2009 A, 5.5% 8/1/29	1,000	1,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District: - continued
Series 2010 C, 5.25% 8/1/39	$ 1,300	$ 1,283
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,709
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,268
(Disney Parking Proj.):
0% 3/1/12	2,180	2,145
0% 3/1/13	6,490	6,241
0% 9/1/14 (AMBAC Insured)	3,860	3,505
0% 3/1/18	3,000	2,243
0% 3/1/19	3,200	2,240
0% 3/1/20	1,000	646
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,126
5.375% 9/1/17 (FSA Insured)	1,095	1,173
5.375% 9/1/18 (FSA Insured)	1,155	1,234
5.375% 9/1/19 (FSA Insured)	1,210	1,287
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,704
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,114
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,080
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,218
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,480
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,130
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,902
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,500	4,362
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	$ 9,820	$ 11,583
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,652
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,220
Series 2007 A1, 4.5% 1/1/28	6,900	6,204
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,501
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,760	2,121
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,039
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	486
5% 7/1/39	4,095	3,780
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,057
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	552
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,165
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,189
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,189
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,544
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,666
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,603
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	556
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	574
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,803
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,426
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,181
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	4,755
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,220
12% 8/1/17 (FSA Insured)	1,000	1,530
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	2,000	1,988
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,982
Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	3,000	3,047
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,523
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,063
5% 9/1/17 (AMBAC Insured)	2,735	2,861
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,625
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,144
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,454
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,163
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,144
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,160
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,136
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,089
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	$ 2,810	$ 3,056
6.5% 8/1/24	1,220	1,316
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,295
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,981
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (d)	2,065	2,118
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,021
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,419
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,605
4% 9/1/13	1,855	1,914
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,236
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	581
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	520	530
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,245	5,250
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,000	4,011
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,030	3,077
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)(e)	375	404
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,963
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	6,025
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2002 N:
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 2,740	$ 2,782
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,575
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,057
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,275
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,045
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,020
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,485	2,516
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,622
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,430
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	2,901
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,805	11,007
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,003
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,945
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,025
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,628
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	629
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,158
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	537
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,745	$ 675
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	636
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,127
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,103
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,526
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,302
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	6,325
6.5% 8/1/28	2,445	2,745
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	2,877
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	10,775
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,222
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,040
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,665
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,218
5% 11/15/17 (AMBAC Insured)	2,000	2,199
5% 11/15/18 (AMBAC Insured)	2,000	2,175
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,118
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,741
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,081
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,513
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,297
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,470
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,533
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	$ 6,000	$ 6,000
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,515
Second Series 32F, 5.25% 5/1/19	2,500	2,756
Second Series 32H, 5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,041
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	983
6.625% 8/1/39	1,000	1,002
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,072
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,868
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,764
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	1,985
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,093
5.5% 1/15/28	1,060	851
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,698
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,932
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,902
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	881
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,003
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,240
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,349
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,282
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,941
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	$ 2,800	$ 2,975
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,803
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,243
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,434
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	993
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	630
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	587
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,999
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,717
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	7,596
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	1,985
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,457
0% 9/1/22 (AMBAC Insured)	2,900	1,539
0% 9/1/25 (AMBAC Insured)	6,800	2,862
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	4,950
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	372
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,068
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	11,985
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,495	$ 855
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,668
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,098
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,846
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	4,141
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,264
6% 6/1/22	1,100	1,116
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,333
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,303
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,689
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	731
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,735
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,342
4% 5/15/20	615	627
5% 5/15/19	2,830	3,109
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	974
Series 2007 D, 5% 5/15/25	4,250	4,391
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	787
5.5% 5/15/24 (AMBAC Insured)	370	368
Series 2009 O, 5.75% 5/15/34	9,900	10,360
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	2,760
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,655
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,137
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	$ 7,700	$ 7,974
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,096
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,216
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	137
5.375% 8/1/16 (FSA Insured)	100	105
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	840
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	733
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	326
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,072
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,013
6.25% 7/1/39	6,000	5,968
Series 2010 A, 5.5% 7/1/38	3,100	2,786
Series A:
5% 7/1/23	1,460	1,388
5% 7/1/25	1,665	1,526
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,532
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,769
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,278
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,154
		1,509,872
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	275	278
5.375% 10/1/14	1,000	1,067
5.875% 10/1/18	1,565	1,717
		3,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 2.072% 7/1/21 (FGIC Insured) (c)	$ 4,600	$ 3,608
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,335
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,214
		12,157
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,410
Series 2009 B, 5% 10/1/25	1,500	1,477
Series A, 5.25% 10/1/15	1,255	1,330
		4,217
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,555,973)	1,529,308
NET OTHER ASSETS (LIABILITIES) - 0.7%	10,371
NET ASSETS - 100%	$ 1,539,679
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	48.2%
Health Care	11.6%
Transportation	11.6%
Education	6.9%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	16.5%
100.0%
*Includes net other assets
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $23,286,000 of which $21,327,000 and $1,959,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,555,973)		$ 1,529,308
Cash		4,080
Receivable for fund shares sold		2,202
Interest receivable		17,809
Prepaid expenses		3
Total assets		1,553,402

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 9,621
Payable for fund shares redeemed	1,618
Distributions payable	1,713
Accrued management fee	461
Distribution and service plan fees payable	25
Other affiliated payables	242
Other payables and accrued expenses	43
Total liabilities		13,723

Net Assets		$ 1,539,679
Net Assets consist of:
Paid in capital		$ 1,592,103
Undistributed net investment income		1,437
Accumulated undistributed net realized gain (loss) on investments		(27,196)
Net unrealized appreciation (depreciation) on investments		(26,665)
Net Assets		$ 1,539,679

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,702 ÷ 3,410.2 shares)	$ 11.64

Maximum offering price per share (100/96.00 of $11.64)	$ 12.12
Class T: Net Asset Value and redemption price per share ($3,975 ÷ 340.7 shares)	$ 11.67

Maximum offering price per share (100/96.00 of $11.67)	$ 12.16
Class B: Net Asset Value and offering price per share ($1,912 ÷ 164.4 shares)A	$ 11.63

Class C: Net Asset Value and offering price per share ($17,321 ÷ 1,490.0 shares)A	$ 11.62

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,455,831 ÷ 125,205.9 shares)	$ 11.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,938 ÷ 1,797.4 shares)	$ 11.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2011

Investment Income
Interest		$ 79,539

Expenses
Management fee	$ 6,231
Transfer agent fees	1,220
Distribution and service plan fees	337
Accounting fees and expenses	317
Custodian fees and expenses	24
Independent trustees' compensation	7
Registration fees	78
Audit	53
Legal	10
Miscellaneous	18
Total expenses before reductions	8,295
Expense reductions	(42)	8,253
Net investment income (loss)		71,286
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,281)
Change in net unrealized appreciation (depreciation) on investment securities		(36,685)
Net gain (loss)		(37,966)
Net increase (decrease) in net assets resulting from operations		$ 33,320

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,286	$ 68,706
Net realized gain (loss)	(1,281)	1,693
Change in net unrealized appreciation (depreciation)	(36,685)	64,016
Net increase (decrease) in net assets resulting from operations	33,320	134,415
Distributions to shareholders from net investment income	(70,898)	(68,323)
Distributions to shareholders from net realized gain	(100)	(28)
Total distributions	(70,998)	(68,351)
Share transactions - net increase (decrease)	(116,381)	125,187
Redemption fees	39	18
Total increase (decrease) in net assets	(154,020)	191,269

Net Assets
Beginning of period	1,693,699	1,502,430
End of period (including undistributed net investment income of $1,437 and undistributed net investment income of $1,405, respectively)	$ 1,539,679	$ 1,693,699

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2011	2010	2009	2008 E	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 11.40	$ 11.63	$ 12.41	$ 12.46
Income from Investment Operations
Net investment income (loss) C	.470	.472	.459	.457	.478
Net realized and unrealized gain (loss)	(.252)	.486	(.224)	(.711)	.050
Total from investment operations	.218	.958	.235	(.254)	.528
Distributions from net investment income	(.467)	(.468)	(.461)	(.457)	(.483)
Distributions from net realized gain	(.001)	- F	(.004)	(.069)	(.095)
Total distributions	(.468)	(.468)	(.465)	(.526)	(.578)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.64	$ 11.89	$ 11.40	$ 11.63	$ 12.41
Total Return A, B	1.79%	8.57%	2.04%	(2.15)%	4.36%
Ratios to Average Net Assets D
Expenses before reductions	.75%	.77%	.75%	.73%	.64%
Expenses net of fee waivers, if any	.75%	.77%	.75%	.73%	.64%
Expenses net of all reductions	.74%	.77%	.74%	.70%	.62%
Net investment income (loss)	3.93%	4.05%	3.98%	3.76%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 44	$ 34	$ 20	$ 13
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2011	2010	2009	2008 E	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.42	$ 11.65	$ 12.43	$ 12.48
Income from Investment Operations
Net investment income (loss) C	.473	.477	.464	.458	.466
Net realized and unrealized gain (loss)	(.245)	.486	(.227)	(.712)	.048
Total from investment operations	.228	.963	.237	(.254)	.514
Distributions from net investment income	(.467)	(.473)	(.463)	(.457)	(.469)
Distributions from net realized gain	(.001)	- F	(.004)	(.069)	(.095)
Total distributions	(.468)	(.473)	(.467)	(.526)	(.564)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.67	$ 11.91	$ 11.42	$ 11.65	$ 12.43
Total Return A, B	1.87%	8.59%	2.05%	(2.15)%	4.24%
Ratios to Average Net Assets D
Expenses before reductions	.75%	.73%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.75%	.73%	.73%	.74%	.75%
Expenses net of all reductions	.75%	.73%	.72%	.70%	.72%
Net investment income (loss)	3.93%	4.09%	4.00%	3.75%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 6	$ 7	$ 5	$ 5
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2011	2010	2009	2008 E	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.39	$ 11.62	$ 12.40	$ 12.45
Income from Investment Operations
Net investment income (loss) C	.395	.397	.387	.376	.383
Net realized and unrealized gain (loss)	(.253)	.488	(.228)	(.712)	.049
Total from investment operations	.142	.885	.159	(.336)	.432
Distributions from net investment income	(.391)	(.395)	(.385)	(.375)	(.387)
Distributions from net realized gain	(.001)	- F	(.004)	(.069)	(.095)
Total distributions	(.392)	(.395)	(.389)	(.444)	(.482)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.63	$ 11.88	$ 11.39	$ 11.62	$ 12.40
Total Return A, B	1.15%	7.90%	1.38%	(2.81)%	3.57%
Ratios to Average Net Assets D
Expenses before reductions	1.38%	1.40%	1.41%	1.41%	1.41%
Expenses net of fee waivers, if any	1.38%	1.40%	1.41%	1.41%	1.41%
Expenses net of all reductions	1.38%	1.40%	1.40%	1.37%	1.39%
Net investment income (loss)	3.29%	3.42%	3.33%	3.08%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 4	$ 5	$ 5
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2011	2010	2009	2008 E	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.38	$ 11.61	$ 12.40	$ 12.44
Income from Investment Operations
Net investment income (loss) C	.378	.384	.374	.364	.371
Net realized and unrealized gain (loss)	(.252)	.488	(.225)	(.721)	.061
Total from investment operations	.126	.872	.149	(.357)	.432
Distributions from net investment income	(.376)	(.382)	(.375)	(.364)	(.377)
Distributions from net realized gain	(.001)	- F	(.004)	(.069)	(.095)
Total distributions	(.376) G	(.382)	(.379)	(.433)	(.472)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.62	$ 11.87	$ 11.38	$ 11.61	$ 12.40
Total Return A, B	1.02%	7.78%	1.29%	(2.98)%	3.56%
Ratios to Average Net Assets D
Expenses before reductions	1.51%	1.51%	1.49%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51%	1.51%	1.49%	1.50%	1.50%
Expenses net of all reductions	1.51%	1.51%	1.48%	1.47%	1.48%
Net investment income (loss)	3.16%	3.30%	3.24%	2.99%	3.02%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 19	$ 12	$ 8	$ 10
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2011	2010	2009	2008 D	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.38	$ 11.61	$ 12.40	$ 12.45
Income from Investment Operations
Net investment income (loss) B	.504	.506	.495	.491	.499
Net realized and unrealized gain (loss)	(.252)	.497	(.227)	(.722)	.050
Total from investment operations	.252	1.003	.268	(.231)	.549
Distributions from net investment income	(.501)	(.503)	(.494)	(.490)	(.504)
Distributions from net realized gain	(.001)	- E	(.004)	(.069)	(.095)
Total distributions	(.502)	(.503)	(.498)	(.559)	(.599)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.63	$ 11.88	$ 11.38	$ 11.61	$ 12.40
Total Return A	2.08%	9.00%	2.33%	(1.97)%	4.55%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.47%	.47%	.46%	.47%
Expenses net of fee waivers, if any	.46%	.47%	.47%	.46%	.47%
Expenses net of all reductions	.46%	.47%	.46%	.43%	.44%
Net investment income (loss)	4.21%	4.34%	4.27%	4.03%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,456	$ 1,560	$ 1,427	$ 1,543	$ 1,611
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2011	2010	2009	2008 D	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.40	$ 11.63	$ 12.42	$ 12.47
Income from Investment Operations
Net investment income (loss) B	.500	.503	.491	.486	.493
Net realized and unrealized gain (loss)	(.255)	.496	(.226)	(.722)	.049
Total from investment operations	.245	.999	.265	(.236)	.542
Distributions from net investment income	(.495)	(.499)	(.491)	(.485)	(.497)
Distributions from net realized gain	(.001)	- E	(.004)	(.069)	(.095)
Total distributions	(.495) F	(.499)	(.495)	(.554)	(.592)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.65	$ 11.90	$ 11.40	$ 11.63	$ 12.42
Total Return A	2.02%	8.94%	2.30%	(2.00)%	4.48%
Ratios to Average Net Assets C
Expenses before reductions	.51%	.51%	.49%	.50%	.53%
Expenses net of fee waivers, if any	.51%	.51%	.49%	.50%	.53%
Expenses net of all reductions	.51%	.51%	.48%	.47%	.50%
Net investment income (loss)	4.16%	4.31%	4.24%	3.99%	3.99%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 62	$ 19	$ 11	$ 8
Portfolio turnover rate	8%	15%	26%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

F Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 32,557
Gross unrealized depreciation	(57,714)
Net unrealized appreciation (depreciation) on securities and other investments	$ (25,157)

Tax Cost	$ 1,554,465

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ -
Undistributed ordinary income	$ -
Capital loss carryforward	$ (23,286)
Net unrealized appreciation (depreciation)	$ (25,157)

The tax character of distributions paid was as follows:

	February 28, 2011	February 28, 2010
Tax-exempt Income	70,898	68,323
Ordinary Income	$ 100	$ 28
Total	$ 70,998	$ 68,351

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $130,780 and $213,004, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 108	$ 5
Class T	-%	.25%	14	-
Class B	.65%	.25%	22	16
Class C	.75%	.25%	193	61
			$ 337	$ 82

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16
Class T	1
Class B*	2
Class C*	7
$ 26

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 44.10
Class T	6.10
Class B	2.09
Class C	23.12
California Municipal Income	1,103.07
Institutional Class	42.12
	$ 1,220

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $20 and $22, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2011	2010
From net investment income
Class A	$ 1,696	$ 1,662
Class T	218	260
Class B	81	113
Class C	603	529
California Municipal Income	66,826	64,144
Institutional Class	1,474	1,615
Total	$ 70,898	$ 68,323
From net realized gain
Class A	$ 3	$ 1
Class T	-*	-*
Class B	-*	-*
Class C	1	-*
California Municipal Income	95	26
Institutional Class	1	1
Total	$ 100	$ 28

* Amount represents less than $1,000

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2011	2010	2011	2010
Class A
Shares sold	1,131	2,002	$ 13,594	$ 23,290
Reinvestment of distributions	97	102	1,160	1,196
Shares redeemed	(1,496)	(1,396)	(17,712)	(16,330)
Net increase (decrease)	(268)	708	$ (2,958)	$ 8,156
Class T
Shares sold	64	140	$ 770	$ 1,625
Reinvestment of distributions	14	16	172	186
Shares redeemed	(259)	(242)	(3,101)	(2,825)
Net increase (decrease)	(181)	(86)	$ (2,159)	$ (1,014)
Class B
Shares sold	31	29	$ 375	$ 344
Reinvestment of distributions	3	4	36	48
Shares redeemed	(87)	(173)	(1,030)	(2,012)
Net increase (decrease)	(53)	(140)	$ (619)	$ (1,620)
Class C
Shares sold	503	812	$ 6,012	$ 9,452
Reinvestment of distributions	29	26	350	298
Shares redeemed	(659)	(297)	(7,787)	(3,441)
Net increase (decrease)	(127)	541	$ (1,425)	$ 6,309
California Municipal Income
Shares sold	30,469	28,463	$ 363,379	$ 331,993
Reinvestment of distributions	3,784	3,824	45,282	44,533
Shares redeemed	(40,406)	(26,242)	(476,687)	(304,938)
Net increase (decrease)	(6,153)	6,045	$ (68,026)	$ 71,588
Institutional Class
Shares sold	1,709	4,381	$ 20,475	$ 51,290
Reinvestment of distributions	46	44	554	518
Shares redeemed	(5,174)	(855)	(62,223)	(10,040)
Net increase (decrease)	(3,419)	3,570	$ (41,194)	$ 41,768

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 11, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 190 funds advised by FMR or an affiliate. Mr. James Curvey oversees 409 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011, 100% of the fund's income dividends was free from federal income tax, and 7.51% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class C ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCMI-UANN-0411
1.790906.107

Fidelity®

California Short-Intermediate Tax-Free Bond Fund

Annual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Past 5 years	Life of fund A
Fidelity® California Short-Intermediate Tax-Free Bond Fund	1.48%	3.94%	4.00%

A From October 25, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® California Short-Intermediate Tax-Free Bond Fund on October 25, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted disappointing results for the 12 months ending February 28, 2011, with the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate, tax-exempt, investment-grade bonds - returning 1.72%. Meanwhile, the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 4.93%. Early on, munis were on track for a solid year, bolstered by low interest rates and favorable supply/demand dynamics. Supply was muted due to the popularity of "Build America Bonds" (BABs) - taxable securities that allowed municipal issuers to borrow more cheaply in the taxable market. The possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. But from September through November, munis were under pressure amid the prospect of rising interest rates, heavy new supply and the extension of Bush-era tax policies beyond 2010. In December and January, munis' woes were compounded by headlines suggesting an unprecedented wave of defaults among issuers. However, in February, the muni market recouped some of its earlier losses, as investors returned to the market looking for the opportunity to lock in higher tax-free yields.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® California Short-Intermediate Tax-Free Bond Fund: For the year, the fund returned 1.48%, while the Barclays Capital California 1-7 Year Non-AMT Municipal Bond Index returned 1.98%. Underweighting tobacco bonds worked in the fund's favor, because they lagged the California tax-exempt market. Overweighting essential services bonds was beneficial, because they were bolstered by investors' appetite for generally high-quality bonds with revenue streams perceived to be less affected by slow economic conditions. Overweighting general obligation bonds issued by local municipalities across California also helped, because they outperformed due to sentiment that the budget challenges facing their issuers were less severe than those facing the state. Overweighting health care bonds detracted, because the segment underperformed. An out-of-index stake in Puerto Rico bonds, which are free from federal and California income taxes, proved detrimental because they lagged amid concern about lower-quality, investment-grade munis in general and the fiscal challenges facing the U.S. territory. The fund's yield-curve positioning also hurt.

Note to shareholders: On April 1, 2011, the fund's supplemental benchmark will change to the Barclays Capital California 1-7 Year Enhanced Non-AMT Municipal Bond Index, a broader benchmark that Fidelity believes more fully represents the California market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Actual	.35%	$ 1,000.00	$ 986.40	$ 1.72
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.06	$ 1.76

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.7	28.7
Escrowed/Pre-Refunded	15.8	20.9
Health Care	10.9	8.5
Special Tax	9.4	11.0
Water & Sewer	8.9	7.2
Weighted Average Maturity as of February 28, 2011
		6 months ago
Years	3.2	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	3.0	2.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
AAA 15.5%	AAA 21.8%
AA,A 77.7%	AA,A 69.7%
BBB 4.4%	BBB 4.1%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 1.1%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
California - 97.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 226,153
(Sharp HealthCare Proj.) Series 2011 A:
5% 8/1/17	5,065,000	5,419,702
5% 8/1/18	2,645,000	2,799,177
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,943,247
2.5% 6/1/15	895,000	915,317
2.5% 6/1/16	1,070,000	1,084,734
3% 6/1/15	525,000	547,559
3% 6/1/16	525,000	545,155
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	125,000	137,391
Alhambra Unified School District Ctfs. of Prtn. 5.5% 4/1/15 (FSA Insured)	1,000,000	1,002,720
Anaheim Union High School District Series 2002 A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	164,886
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	434,280
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	462,320
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	521,149
Big Bear Lake Wtr. Rev. 6% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	435,000	436,475
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2002 A:
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	175,966
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	133,064
California Dept. of Trans. Rev. Series 2004 A:
5% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	135,116
5% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,555,000	5,980,013
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI, 5% 12/1/17 (a)	12,720,000	14,325,391
Series J2, 7% 12/1/12	2,600,000	2,883,946
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	77,684
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,182,550
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	595,000	633,889
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 A:
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	$ 1,920,000	$ 2,045,491
5.25% 5/1/12	135,000	142,252
5.25% 5/1/12 (FSA Insured)	605,000	637,501
5.25% 5/1/20 (Pre-Refunded to 5/1/12 @ 101) (c)	3,000,000	3,200,430
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,655,000	1,767,954
5.375% 5/1/21 (Pre-Refunded to 5/1/12 @ 101) (c)	1,645,000	1,757,271
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	11,730,000	12,530,573
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	1,440,000	1,538,280
5.5% 5/1/11	1,050,000	1,058,768
5.5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,260,000	2,389,295
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (c)	2,100,000	2,246,370
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (c)	6,335,000	6,776,550
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (c)	4,150,000	4,451,249
6% 5/1/13 (Pre-Refunded to 5/1/12 @ 101) (c)	1,670,000	1,796,068
Series 2010 M, 5% 5/1/16	5,000,000	5,650,700
Series A:
5.5% 5/1/13 (AMBAC Insured)	240,000	254,083
5.5% 5/1/13 (Pre-Refunded to 5/1/12 @ 101) (c)	495,000	529,502
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	123,143
California Econ. Recovery:
Bonds:
Series 2008 B, 5%, tender 3/1/11 (b)(c)	5,785,000	5,785,000
Series 2008 B7, 5%, tender 7/1/11 (b)(c)	735,000	746,429
Series B, 5%, tender 7/1/14 (b)	4,760,000	5,182,069
Series 2004 A:
5% 7/1/15	1,810,000	1,967,470
5.25% 7/1/12	7,035,000	7,422,488
5.25% 7/1/12 (FGIC Insured)	445,000	469,511
5.25% 7/1/14	5,025,000	5,578,956
Series 2009 A:
5% 7/1/12 (Escrowed to Maturity) (c)	995,000	1,055,406
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,200,000	$ 1,262,160
5% 7/1/15	2,615,000	2,842,505
5.25% 7/1/13 (Escrowed to Maturity) (c)	4,395,000	4,854,805
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,605,000	5,001,813
5.25% 7/1/14	10,570,000	11,735,237
5.25% 7/1/14 (Escrowed to Maturity) (c)	3,525,000	4,006,621
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,285,215
(Loyola Marymount Univ. Proj.) Series 2010 A, 4% 10/1/13	500,000	531,225
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	555,550
5% 4/1/16	400,000	448,008
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	3,215,000	3,589,065
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	458,546
4% 9/1/18	255,000	266,939
5% 9/1/16	300,000	333,717
5% 9/1/17	400,000	443,652
California Gen. Oblig.:
0% 4/1/11	15,000	14,980
4% 8/1/13	500,000	525,350
4% 11/1/13	1,750,000	1,844,430
4% 11/1/14	1,265,000	1,339,154
5% 5/1/11	95,000	95,634
5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	60,606
5% 2/1/12	260,000	269,142
5% 2/1/12	120,000	124,219
5% 2/1/12	110,000	113,868
5% 3/1/12	1,425,000	1,479,521
5% 4/1/12	125,000	130,139
5% 10/1/12	2,000,000	2,115,500
5% 2/1/13	2,205,000	2,346,804
5% 2/1/13	175,000	186,254
5% 6/1/13	1,000,000	1,070,510
5% 10/1/13	50,000	52,823
5% 11/1/13	870,000	939,409
5% 3/1/14	3,675,000	3,984,950
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 3/1/16	$ 2,500,000	$ 2,753,475
5% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (c)	3,785,000	3,945,295
5.25% 10/1/12	110,000	116,780
5.25% 10/1/13	185,000	200,564
5.25% 2/1/14 (FSA Insured)	270,000	291,414
5.25% 2/1/15	40,000	42,732
5.25% 2/1/16	1,000,000	1,059,270
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,000,000	2,256,320
5.3% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,750,000	3,106,593
5.5% 4/1/11	45,000	45,162
5.75% 10/1/11	170,000	174,740
5.75% 11/1/11	100,000	103,175
6.25% 9/1/12	315,000	328,813
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	1,200,000	1,271,016
5% 3/1/14	2,000,000	2,142,800
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,000,000	1,007,830
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	54,224
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	820,448
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,096,590
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/12	2,000,000	2,098,840
5% 8/15/15	1,440,000	1,569,773
5.5% 8/15/16	1,000,000	1,105,220
Series 2011 B, 4% 8/15/17	1,000,000	1,018,210
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 H, 4.45%, tender 7/1/11 (b)	1,770,000	1,792,568
Series 2004 I, 4.95%, tender 7/1/14 (b)	275,000	292,479
Series 2009 C, 5%, tender 7/2/12 (b)	1,700,000	1,775,293
Series 2009 F, 5%, tender 7/1/14 (b)	2,800,000	3,005,408
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	3,027,612
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	2,310,000	2,329,265
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Series 2011 A:
4% 2/1/13	$ 500,000	$ 512,585
4% 2/1/14	1,000,000	1,024,850
5.25% 2/1/15	1,000,000	1,058,840
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A:
5% 7/1/11 (Escrowed to Maturity) (c)	135,000	137,099
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100) (c)	5,300,000	5,854,486
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 5% 2/1/12	2,500,000	2,571,250
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,755,865
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	49,047
Bonds (The J. Paul Getty Trust Proj.):
Series 2003 A, 3.9%, tender 12/1/11 (b)	3,825,000	3,925,253
Series 2003 C, 3.9%, tender 12/1/11 (b)	1,745,000	1,790,736
Series 2004 A, 4%, tender 12/1/11 (b)	1,600,000	1,643,136
Series 2007 A3, 2.25%, tender 4/1/12 (b)	2,000,000	2,036,040
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/13	1,160,000	1,194,243
5% 2/1/14	1,220,000	1,258,589
5% 2/1/15	1,615,000	1,661,674
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/16	1,530,000	1,595,224
(Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	384,469
5% 4/1/14	200,000	215,212
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	3,000,000	2,978,340
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 2.375%, tender 2/1/13 (b)	3,000,000	2,944,080
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,617,880
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 1.5%, tender 5/2/11 (b)	$ 2,000,000	$ 2,000,000
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/11	375,000	378,293
5.25% 6/1/12	1,440,000	1,505,376
5.25% 6/1/14	70,000	74,787
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	2,710,000	2,873,169
Series 2007 F:
4% 11/1/12	110,000	113,794
4% 11/1/13	165,000	171,892
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	42,358
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	1,145,000	1,202,571
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	106,752
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,650
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	158,798
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	2,220,000	2,311,886
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	348,993
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	999,272
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	113,257
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	689,792
5% 4/1/14	1,270,000	1,360,742
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	52,672
(Univ. of California Research Proj.) Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,639,075
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,143,720
Series A, 5.5% 6/1/14	155,000	162,800
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	$ 2,900,000	$ 3,102,565
Series 2010 A, 5% 3/1/15	2,960,000	3,156,011
California State L.A. Univ. Auxiliary Svcs., Inc. Auxiliary Organization Series 2001, 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	40,000	40,483
California State Univ. Rev.:
Series 2005 B, 5% 11/1/11 (AMBAC Insured)	40,000	41,127
Series 2009 A:
5% 11/1/15	1,000,000	1,116,790
5% 11/1/16	1,485,000	1,661,477
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. Series 2002, 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	35,000	37,740
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	1,022,590
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	2,045,180
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	535,275
5% 11/1/18	500,000	525,275
(Enloe Health Sys. Proj.):
Series 2008 A:
5% 8/15/11	1,050,000	1,063,314
5.5% 8/15/14	1,435,000	1,560,563
Series 2008 B, 5% 8/15/15	60,000	64,060
(John Muir Health Proj.) Series 2009 A, 5% 7/1/15	1,900,000	2,047,478
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	1,600,000	1,739,200
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	2,520,000	2,609,561
5% 6/15/13	46,530,000	49,264,540
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (c)	920,000	952,099
Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2001 B, 3.9%, tender 7/1/14 (b)	6,250,000	6,586,938
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2004 I, 3.45%, tender 5/1/11 (b)	$ 2,075,000	$ 2,085,271
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (c)	15,000	16,641
5% 10/1/13 (FSA Insured)	40,000	43,665
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/13	400,000	426,852
4% 11/1/14	300,000	323,055
5% 11/1/15	1,000,000	1,126,200
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	371,060
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	1,051,189
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,565,617
4% 9/1/16	1,125,000	1,218,949
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,258,273
Cerritos Cmnty. College District Series 2004 C, 4% 8/1/11	400,000	405,472
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	32,198
Chaffey Unified High School District Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,182
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,017,322
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,901,428
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,076,270
Cupertino California Union School District:
4% 8/1/13 (a)	1,410,000	1,493,275
4% 8/1/14 (a)	735,000	788,853
4% 8/1/16 (a)	1,825,000	1,969,905
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	533,170
Municipal Bonds - continued
	Principal Amount	Value
California - continued
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	$ 1,000,000	$ 1,055,530
Series 2008, 4% 9/1/13	5,000,000	5,382,750
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	45,834
5% 8/1/12 (FSA Insured)	55,000	58,131
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	15,889
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CIFG North America Insured)	240,000	240,698
4% 5/1/12 (CIFG North America Insured)	300,000	307,440
Fontana Unified School District Gen. Oblig.:
3% 5/1/11 (Assured Guaranty Corp. Insured)	385,000	386,582
5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	409,929
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	90,741
Fullerton School District:
4% 8/1/16	525,000	569,599
4% 8/1/17	600,000	642,702
5% 8/1/18	500,000	568,130
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	2,685,000	3,026,102
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	775,000	843,440
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	205,000	223,104
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	7,470,000	8,212,369
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	3,290,000	3,616,960
Series 2007 A1, 5% 6/1/11	635,000	639,991
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,000,000	1,099,380
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	192,875
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	3,080,076
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (b)	500,000	507,800
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50,000	$ 51,913
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	170,000	187,833
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	100,000	105,757
4% 8/1/15	125,000	136,776
4% 8/1/16	100,000	110,100
4% 8/1/17	175,000	192,855
5% 8/1/19	250,000	291,365
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,658,493
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	1,060,000	1,167,770
5% 5/15/15	1,000,000	1,118,530
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,591,292
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	98,432
(Disney Parking Proj.) 0% 3/1/14	20,000	18,473
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	285,000	310,679
Series 2009 A, 5% 7/1/14	5,000,000	5,571,050
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,543,350
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,475
(Reg'l. Park & Open Space District Proj.) Series 2005 A:
5% 10/1/12 (FSA Insured)	105,000	111,728
5% 10/1/14 (FSA Insured)	25,000	27,833
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	181,234
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11	120,000	121,831
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Series 2003 A1:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 25,000	$ 26,343
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,229,230
Los Angeles Gen. Oblig.:
Series 2001 A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	61,392
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	202,782
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,800
Series 2009 A, 4% 9/1/15	2,085,000	2,242,918
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2010 D:
5% 11/1/14	3,295,000	3,597,086
5% 11/1/15	1,880,000	2,064,654
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,262,382
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Svcs. Lease Proj.) Series A, 5.625% 5/1/11	15,000	15,111
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 2002 E:
5.5% 7/1/13 (Pre-Refunded to 7/1/12 @ 100) (c)	40,000	42,665
5.5% 7/1/14 (Pre-Refunded to 7/1/12 @ 100) (c)	1,300,000	1,386,619
Series 2003 F:
4.5% 7/1/13	3,000,000	3,214,350
5% 7/1/14	25,000	26,803
(Election of 2002 Proj.) Series 2003 A, 5% 7/1/13	25,000	27,012
Series 1997 A, 6% 7/1/14	3,055,000	3,449,584
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,512,629
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,695,203
Series 2004 I, 5% 7/1/16	3,180,000	3,545,573
Series 2009 KRY, 5% 7/1/15	5,000,000	5,526,850
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,117,011
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	$ 5,000,000	$ 5,598,650
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	150,467
4% 7/1/13 (FSA Insured)	175,000	185,092
5% 7/1/14 (FSA Insured)	2,000,000	2,197,600
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/13	50,000	52,825
4% 7/1/15	100,000	106,114
4% 7/1/17	85,000	88,964
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,945,342
3% 8/1/16	1,925,000	1,987,216
3% 8/1/17	1,735,000	1,757,243
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,220
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2001 A:
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (c)	270,000	272,700
5.375% 7/1/12	1,000,000	1,026,160
Series 2003 A, 5% 7/1/13	35,000	38,281
Series 2004 B, 5% 7/1/11	1,155,000	1,172,810
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,199,660
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	15,000	16,446
Mount Diablo Unified School District Series 2004, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,830,000	1,949,042
New Haven Unified School District Series B, 7.9% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	109,673
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	48,317
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 D, 5%, tender 2/7/13 (b)	750,000	798,803
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	688,125
4% 8/1/17	500,000	538,630
Municipal Bonds - continued
	Principal Amount	Value
California - continued
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 60,000	$ 67,021
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	38,989
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/11	1,350,000	1,366,754
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,743,959
4% 8/1/16	1,335,000	1,416,969
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,173,266
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,112,340
5% 7/1/17	2,750,000	3,043,013
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,519,749
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,053,280
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,408,163
Oakland Unified School District Alameda County Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	62,465
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	328,263
4% 8/1/17	450,000	490,307
4% 8/1/18	200,000	217,494
Orange County Rfdg. Recovery Series A, 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	151,605
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	110,000	114,984
4% 8/15/15	50,000	54,371
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	25,241
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3% 10/1/13	215,000	222,736
3.5% 10/1/14	150,000	157,094
4% 10/1/15	100,000	106,672
4% 10/1/16	100,000	106,528
4% 10/1/17	420,000	441,563
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	307,418
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D: - continued
4% 8/1/15	$ 250,000	$ 271,890
5% 8/1/17	470,000	526,480
5% 8/1/18	505,000	568,438
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	51,967
Series 2009 A1:
4% 8/1/14	300,000	322,047
5% 8/1/15	1,000,000	1,118,420
Placentia Pub. Fing. Auth. Rev. 2.625% 9/1/11	750,000	752,475
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	50,000	51,424
Series 2003, 5% 8/1/11 (FSA Insured)	100,000	101,854
Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	67,021
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	20,000	20,391
5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,419
Port of Oakland Rev. Series M, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	90,179
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,385,000	4,848,923
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	995,000	1,007,278
4%, tender 12/1/11 (FSA Insured) (b)	1,500,000	1,528,200
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,266,672
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	50,323
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series 2008 A, 4.5% 6/1/11 (FSA Insured)	2,000,000	2,017,960
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	713,083
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,080,580
Sacramento City Fing. Auth. Rev.:
(Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (FGIC Insured)	40,000	42,768
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento City Fing. Auth. Rev.: - continued
(Wtr. and Cap. Impt. Proj.) Series 2001 A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	$ 130,000	$ 131,650
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/12	500,000	525,080
5% 7/1/13	625,000	673,800
5% 7/1/14	550,000	601,546
5% 7/1/16	1,275,000	1,414,893
Sacramento County (Pub. Facilities Proj.):
5% 2/1/12	2,000,000	2,054,060
5% 2/1/16	3,000,000	3,129,750
Sacramento Muni. Util. District Elec. Rev. Series 2002 Q, 5.25% 8/15/17 (FSA Insured)	1,000,000	1,051,660
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	243,786
5% 8/1/17	150,000	168,026
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5% 8/1/15	5,000,000	5,335,550
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,246,204
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	54,284
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 B, 5% 5/15/12	50,000	52,496
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	203,564
5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,171,662
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (c)	3,000,000	3,193,170
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	2,000,000	2,193,600
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	1,695,000	1,859,076
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	82,156
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,516
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,576,400
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	$ 11,110,000	$ 12,552,634
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13	905,000	926,512
5% 8/1/16	1,095,000	1,147,221
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,795,610
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2002 B, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	695,286
Series 2010 D, 5% 11/1/16	4,445,000	5,020,539
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	46,001
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	27,725
Santa Clara County Fing. Auth. Lease Rev.:
(VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	259,834
Series 2010 N:
5% 5/15/15	1,000,000	1,103,670
5% 5/15/16	1,000,000	1,109,820
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,460
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B, 7.25% 8/1/11	1,425,000	1,453,942
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	22,883
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	430,000	483,372
5% 8/1/15	250,000	284,115
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	60,951
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
2.5% 12/1/13	300,000	307,461
3% 12/1/14	250,000	258,788
5% 12/1/15	300,000	334,056
Municipal Bonds - continued
	Principal Amount	Value
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series 2004 A, 5% 8/15/11 (FGIC Insured)	$ 1,000,000	$ 1,016,990
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/12	30,000	32,240
6.75% 7/1/13	65,000	72,903
6.75% 7/1/13 (FSA Insured)	1,800,000	2,025,504
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	220,190
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	57,991
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	50,843
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	27,518
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	50,816
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	21,510
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	60,000	60,681
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,356,813
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,152,800
5.375% 8/1/22	1,750,000	1,945,458
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14	1,230,000	1,330,220
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	993,600
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,244,346
(Multiple Purp. Projs.) Series Q, 5% 9/1/11 (FSA Insured)	50,000	51,062
Series 2009 O, 5% 5/15/17	1,000,000	1,119,550
Series 2010 S, 5% 5/15/16	1,785,000	2,024,565
Series A, 5% 5/15/12 (AMBAC Insured)	100,000	104,918
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,054,680
5% 1/1/17	2,115,000	2,216,012
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Upland Gen. Oblig. Ctfs. of Prtn.: - continued
5% 1/1/18	$ 2,220,000	$ 2,299,010
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,815,264
Washington Township Health Care District Rev.:
Series 2009 A:
4.5% 7/1/11	100,000	101,198
4.5% 7/1/12	275,000	284,031
4.5% 7/1/13	250,000	261,348
5% 7/1/14	300,000	319,248
5% 7/1/15	520,000	547,628
5% 7/1/16	200,000	208,720
Series 2010 A, 5% 7/1/17	1,000,000	1,024,990
Series A, 5% 7/1/12	385,000	400,154
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	531,500
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	541,150
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	40,000	37,552
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	25,458
		610,871,117
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1996, 6.5% 7/1/12 (FSA Insured)	1,140,000	1,220,267
Series 2003 B, 5.5% 7/1/11 (FGIC Insured)	250,000	253,610
6.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	79,215
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,047,980
		2,601,072
Virgin Islands - 1.0%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	684,000
5% 10/1/15	600,000	633,588
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,067,030
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6% 10/1/14	$ 1,250,000	$ 1,360,338
Series 2009 B, 5% 10/1/16	2,000,000	2,134,060
		5,879,016
TOTAL MUNICIPAL BONDS (Cost $608,810,974)		619,351,205
Municipal Notes - 0.2%

California - 0.2%
Baldwin Park Unified School District Gen. Oblig. BAN Series 2009, 0% 8/1/14 (Cost $1,266,662)	1,500,000	1,365,645
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $610,077,636)		620,716,850
NET OTHER ASSETS (LIABILITIES) - 1.1%		6,971,942
NET ASSETS - 100%		$ 627,688,792
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.7%
Escrowed/Pre-Refunded	15.8%
Health Care	10.9%
Special Tax	9.4%
Water & Sewer	8.9%
Electric Utilities	8.7%
Others* (Individually Less Than 5%)	10.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $610,077,636)		$ 620,716,850
Cash		19,360,055
Receivable for fund shares sold		1,761,505
Interest receivable		6,045,544
Prepaid expenses		1,165
Receivable from investment adviser for expense reductions		78,484
Other receivables		3,609
Total assets		647,967,212

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 18,892,008
Payable for fund shares redeemed	817,337
Distributions payable	223,864
Accrued management fee	190,080
Other affiliated payables	108,194
Other payables and accrued expenses	46,937
Total liabilities		20,278,420

Net Assets		$ 627,688,792
Net Assets consist of:
Paid in capital		$ 616,753,155
Undistributed net investment income		3,322
Accumulated undistributed net realized gain (loss) on investments		293,101
Net unrealized appreciation (depreciation) on investments		10,639,214
Net Assets, for 59,567,864 shares outstanding		$ 627,688,792
Net Asset Value, offering price and redemption price per share ($627,688,792 ÷ 59,567,864 shares)		$ 10.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2011

Investment Income
Interest		$ 18,235,390

Expenses
Management fee	$ 2,488,309
Transfer agent fees	503,536
Accounting fees and expenses	157,544
Custodian fees and expenses	9,925
Independent trustees' compensation	2,507
Registration fees	28,181
Audit	55,544
Legal	3,609
Miscellaneous	6,937
Total expenses before reductions	3,256,092
Expense reductions	(916,217)	2,339,875
Net investment income (loss)		15,895,515
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		432,276
Change in net unrealized appreciation (depreciation) on investment securities		(7,711,402)
Net gain (loss)		(7,279,126)
Net increase (decrease) in net assets resulting from operations		$ 8,616,389

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,895,515	$ 12,060,250
Net realized gain (loss)	432,276	1,381,467
Change in net unrealized appreciation (depreciation)	(7,711,402)	12,143,954
Net increase (decrease) in net assets resulting from operations	8,616,389	25,585,671
Distributions to shareholders from net investment income	(15,894,070)	(12,054,589)
Distributions to shareholders from net realized gain	(478,730)	(782,339)
Total distributions	(16,372,800)	(12,836,928)
Share transactions Proceeds from sales of shares	377,846,139	499,404,677
Reinvestment of distributions	13,223,341	10,287,397
Cost of shares redeemed	(381,090,557)	(252,046,469)
Net increase (decrease) in net assets resulting from share transactions	9,978,923	257,645,605
Redemption fees	13,232	14,781
Total increase (decrease) in net assets	2,235,744	270,409,129

Net Assets
Beginning of period	625,453,048	355,043,919
End of period (including undistributed net investment income of $3,322 and undistributed net investment income of $10,666, respectively)	$ 627,688,792	$ 625,453,048
Other Information Shares
Sold	35,471,925	47,603,269
Issued in reinvestment of distributions	1,242,819	979,077
Redeemed	(35,920,917)	(24,097,470)
Net increase (decrease)	793,827	24,484,876

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2011	2010	2009	2008 D	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.09	$ 10.08	$ 10.06
Income from Investment Operations
Net investment income (loss) B	.249	.263	.295	.335	.328
Net realized and unrealized gain (loss)	(.092)	.308	.263	.017	.021
Total from investment operations	.157	.571	.558	.352	.349
Distributions from net investment income	(.249)	(.266)	(.299)	(.336)	(.328)
Distributions from net realized gain	(.008)	(.015)	-	(.007)	(.001)
Total distributions	(.257)	(.281)	(.299)	(.343)	(.329)
Redemption fees added to paid in capital B	- E	- E	.001	.001	- E
Net asset value, end of period	$ 10.54	$ 10.64	$ 10.35	$ 10.09	$ 10.08
Total Return A	1.48%	5.58%	5.62%	3.55%	3.54%
Ratios to Average Net Assets C
Expenses before reductions	.48%	.50%	.49%	.52%	.57%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.34%	.35%	.31%	.27%	.26%
Net investment income (loss)	2.34%	2.51%	2.90%	3.32%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 627,689	$ 625,453	$ 355,044	$ 147,546	$ 102,049
Portfolio turnover rate	22%	19%	18%	13%	16%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2011

1. Organization.

Fidelity California Short-Intermediate Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,857,308
Gross unrealized depreciation	(2,216,726)
Net unrealized appreciation (depreciation) on securities and other investments	$ 10,640,582

Tax Cost	$ 610,076,268

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 1,954
Undistributed long-term capital gain	$ 293,101
Net unrealized appreciation (depreciation)	$ 10,640,582

The tax character of distributions paid was as follows:

	February 28, 2011	February 28, 2010
Tax-exempt Income	$ 15,894,070	$ 12,054,589
Ordinary Income	239,365	365,092
Long-term Capital Gains	239,365	417,247
Total	$ 16,372,800	$ 12,836,928

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $221,553,400 and $140,641,613, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .07% of average net assets.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,553 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. During the period this reimbursement reduced the Fund's expenses by $875,376.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $9,925, $30,899 and $17, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Short-Intermediate Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Short-Intermediate Tax-Free Bond Fund (a fund of Fidelity California Municipal Trust) at February 28, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Short-Intermediate Tax-Free Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 190 funds advised by FMR or an affiliate. Mr. Curvey oversees 409 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

 Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions

The Board of Trustees of Fidelity California Short-Intermediate Tax-Free Bond Fund voted to pay on April 7, 2011, to shareholders of record at the opening of business on April 6, 2011, a distribution of $.005 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2011, $432,276, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2011, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Short-Intermediate Tax-Free Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Short-Intermediate Tax-Free Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three-year period. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Short-Intermediate Tax-Free Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CSI-UANN-0411
1.817076.105

Item 2. Code of Ethics

As of the end of the period, February 28, 2011, Fidelity California Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity California Municipal Income Fund and Fidelity California Short-Intermediate Tax-Free Bond Fund (the "Funds"):

Services Billed by PwC

February 28, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Municipal Income Fund	$48,000	$-	$2,200	$2,700
Fidelity California Short-Intermediate Tax-Free Bond Fund	$51,000	$-	$2,200	$2,200

February 28, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Municipal Income Fund	$47,000	$-	$2,200	$2,400
Fidelity California Short-Intermediate Tax-Free Bond Fund	$50,000	$-	$2,200	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2011A	February 28, 2010A
Audit-Related Fees	$2,550,000	$2,250,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2011 A	February 28, 2010 A
PwC	$4,960,000	$4,290,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 27, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 27, 2011